   SCHWAB FUNDAMENTAL INDEX TM FUNDS

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 2, 2007
   As amended July 2, 2007

   - Schwab Fundamental US Large Company Index Fund TM
   - Schwab Fundamental US Small-Mid Company Index Fund TM
   - Schwab Fundamental International Large Company Index Fund TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB FUNDAMENTAL INDEX TM FUNDS


       ABOUT THE FUNDS

          Schwab Fundamental US Large Company Index Fund TM........    2

          Schwab Fundamental US Small-Mid Company Index Fund TM....    5

          Schwab Fundamental International Large Company Index
          Fund TM..................................................    8

          Fund management..........................................   11

       INVESTING IN THE FUNDS

          Placing orders through your Intermediary.................   13

          Methods for placing orders through your Intermediary.....   14

          Placing direct orders for Institutional Shares...........   15

          Transaction policies.....................................   18

          Distributions and taxes..................................   22

                  ABOUT THE FUNDS

                  The funds in this prospectus are index funds and share the same basic investment strategy: each of the funds tracks a "Fundamental Index TM." In contrast to most equity indices, which generally are based on market capitalization, the Fundamental Index TM series of indices select and weight stocks based on fundamental financial measures. The Fundamental Index TM series of indices the funds track select stocks based on four fundamental financial measures: sales, cash flows, book value and dividends. The universe of stocks is ranked by equally-weighting each of these fundamental measures. The stocks are then selected based on their rankings and assigned weights equal to their fundamental weights.

                  This strategy distinguishes a Fundamental Index TM fund from an "actively managed" mutual fund. Instead of choosing investments for the fund based on portfolio management's judgment, an index is used to determine which securities the fund should own.

                  Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

                  The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND TM
Ticker Symbols   Investor Shares: SFLVX   Select Shares (R): SFLSX Institutional
Shares: SFLNX

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI US 1000 Index.

The fund's investment objective is not fundamental and therefore may be changed by the fund's board of trustees without shareholder approval.

--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN STOCKS THAT ARE INCLUDED IN THE FTSE RAFI US 1000 INDEX (THE "INDEX"). The FTSE RAFI US 1000 Index is composed of the largest 1000 listed companies incorporated in the United States, ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the Index is assigned a weight equal to its fundamental weight. The Index is rebalanced and reconstituted annually. The Index is compiled and calculated by FTSE International Limited ("FTSE") in conjunction with Research Affiliates LLC ("RA"), and the method of calculating the components of the Index is subject to change.

It is the fund's policy that, under normal circumstances, it will invest at least 90% of its net assets in stocks included in the Index. The fund will notify its shareholders at least 60 days before changing this policy.

The fund may use an "indexing" investment approach, which attempts to replicate, before expenses, the performance of the Index by purchasing a basket of securities that compose the Index. Using this approach, the investment adviser seeks a correlation of 0.95 or better between the fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The fund expects to generally invest in the stocks composing the Index in proportion to their weightings in the Index. However, it is possible that the investment adviser may determine to utilize instead a "sampling" methodology in seeking to achieve the fund's objective. Sampling means that the investment adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resembles the Index in terms of key risk factors, performance attributes and other characteristics.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument or baskets of instruments at a specified price at a specific future time) and lend its securities to minimize the gap in performance that exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the Index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

2  Schwab Fundamental US Large Company Index Fund TM

PRINCIPAL RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INVESTMENT STYLE RISK. The fund invests in companies within the U.S. stock market, as measured by the Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these stocks may go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid- or small-cap stocks, for instance--the fund's performance also will lag those investments. In addition, because of the fund's expenses, the fund's performance may be below that of the Index.

At times the segment of the equity markets represented by the Index may underperform other market segments. A significant percentage of the Index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the Index is composed, the Index may perform differently or worse than an equity index that is based solely on market capitalization.

LARGE COMPANY RISK. Although the Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large company stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid or small company stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to gain market exposure and potentially to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"FTSE(R)" is trademark of The Financial Times Limited ("FT") and the London Exchange Plc (the "Exchange") and is used by the Fund under license. "Research Affiliates" and "Fundamental Index" are trademarks of Research Affiliates LLC ("RA"). Schwab Fundamental US Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund. More complete information may be found in the Statement of Additional Information (see back cover).

                            Schwab Fundamental US Large Company Index Fund TM  3

PERFORMANCE

Because the fund is new, no performance figures are given. The information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                              INVESTOR   SELECT   INSTITUTIONAL
  (% of transaction amount)                                    SHARES   SHARES(R)    SHARES
-----------------------------------------------------------------------------------------------
REDEMPTION FEE*                                                 2.00      2.00        2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------------------
Management fees                                                 0.30      0.30        0.30
Distribution (12b-1) fees                                       None      None        None
Other expenses**                                                0.47      0.32        0.32
                                                              ---------------------------------
Total annual operating expenses                                 0.77      0.62        0.62
Less expense reduction                                         (0.18)    (0.18)      (0.27)
                                                              ---------------------------------
NET OPERATING EXPENSES***                                       0.59      0.44        0.35
                                                              ---------------------------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**  "Other expenses" are based on estimated amounts for the current fiscal year.

*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares, and Institutional Shares to 0.59%, 0.44%, and 0.35%, respectively, through 2/27/09.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The one year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                     1 year    3 years
------------------------------------------------------
INVESTOR SHARES                       $60       $228
SELECT SHARES                         $45       $181
INSTITUTIONAL SHARES                  $36       $172

4  Schwab Fundamental US Large Company Index Fund TM

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND TM
Ticker Symbols: Investor Shares: SFSVX Select Shares(R): SFSSX Institutional Shares(R): SFSNX

STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN STOCKS THAT ARE INCLUDED IN THE FTSE RAFI US MID SMALL 1500 INDEX (THE "INDEX"). The FTSE RAFI US Mid Small 1500 Index is composed of approximately 1500 listed small and medium sized companies incorporated in the United States, ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the Index is assigned a weight equal to its fundamental weight. The Index is rebalanced and reconstituted annually. The Index is compiled and calculated by FTSE International Limited ("FTSE") in conjunction with Research Affiliates LLC ("RA"), and the method of calculating the components of the Index is subject to change.

It is the fund's policy that, under normal circumstances, it will invest at least 90% of its net assets in stocks included in the Index. The fund will notify its shareholders at least 60 days before changing this policy.

The fund may use an "indexing" investment approach, which attempts to replicate, before expenses, the performance of the Index by purchasing a basket of securities that compose the Index. Using this approach, the investment adviser seeks a correlation of 0.95 or better between the fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The fund expects to generally invest in the stocks composing the Index in proportion to their weightings in the Index. However, it is possible that the investment adviser may determine to utilize instead a "sampling" methodology in seeking to achieve the fund's objective. Sampling means that the investment adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resembles the Index in terms of key risk factors, performance attributes and other characteristics.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument or baskets of instruments at a specified price at a specific future time) and lend its securities to minimize the gap in performance that exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the Index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI US Mid Small 1500 Index.

The fund's investment objective is not fundamental and therefore may be changed by the fund's board of trustees without shareholder approval.
--------------------------------------------------------------------------------


                        Schwab Fundamental US Small-Mid Company Index Fund TM  5

PRINCIPAL RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INVESTMENT STYLE RISK. The fund invests in smaller companies within the U.S. stock market, as measured by the Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these stocks may go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag those investments. In addition, because of the fund's expenses, the fund's performance may be below that of the Index.

At times the segment of the equity markets represented by the Index may underperform other market segments. A significant percentage of the Index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the Index is composed, the Index may perform differently or worse than an equity index that is based solely on market capitalization.

SMALL COMPANY RISK. Historically, small and mid company stocks have been riskier than large-company stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Smaller companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small and mid company stocks fall behind other types of investments--large company stocks, for instance--the fund's performance could be reduced to the extent its portfolio is holding small and mid company stocks.

DERIVATIVES RISK. The fund may use derivatives (including futures) to gain market exposure and potentially to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"FTSE(R)" is trademark of The Financial Times Limited ("FT") and the London Exchange Plc (the "Exchange") and is used by the Fund under license. "Research Affiliates" and "Fundamental Index" are trademarks of Research Affiliates LLC ("RA"). Schwab Fundamental US Small Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund. More complete information may be found in the Statement of Additional Information (see back cover).

6  Schwab Fundamental US Small-Mid Company Index Fund TM

PERFORMANCE

Because the fund is new, no performance figures are given. The information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                              INVESTOR   SELECT   INSTITUTIONAL
  (% of transaction amount)                                    SHARES   SHARES(R)    SHARES
-----------------------------------------------------------------------------------------------
REDEMPTION FEE*                                                 2.00      2.00        2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------------------
Management fees                                                 0.30      0.30        0.30
Distribution (12b-1) fees                                       None      None        None
Other expenses**                                                0.47      0.32        0.32
                                                              ---------------------------------
Total annual operating expenses                                 0.77      0.62        0.62
Less expense reduction                                         (0.18)    (0.18)      (0.27)
                                                              ---------------------------------
NET OPERATING EXPENSES***                                       0.59      0.44        0.35
                                                              ---------------------------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**  "Other expenses" are based on estimated amounts for the current fiscal year.

*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares, and Institutional Shares to 0.59%, 0.44%, and 0.35%, respectively, through 2/27/09.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The one year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                             1 year              3 years
--------------------------------------------------------------------------------
INVESTOR SHARES                               $60                  $228
SELECT SHARES                                 $45                  $181
INSTITUTIONAL SHARES                          $36                  $172

                        Schwab Fundamental US Small-Mid Company Index Fund TM  7

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND TM
Ticker symbols:  Investor Shares: SFNVX  Select Shares(R): SFNSX  Institutional
Shares: SFNNX

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex US 1000 Index.

The fund's investment objective is not fundamental and therefore may be changed by the fund's board of trustees without shareholder approval.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN STOCKS THAT ARE INCLUDED IN THE FTSE RAFI DEVELOPED EX US 1000 INDEX (THE "INDEX"). The FTSE RAFI Developed ex US 1000 Index is composed of the largest 1000 listed companies incorporated outside the United States, ranked by four fundamental financial measures of size: sales, cash flows, book value and dividends. An overall weight is calculated for each company by equally weighting each fundamental measure. Each of the companies in the Index is assigned a weight equal to its fundamental weight. The Index is rebalanced and reconstituted annually. The Index is compiled and calculated by FTSE International Limited ("FTSE") in conjunction with Research Affiliates LLC ("RA"), and the method of calculating the components of the Index is subject to change.

It is the fund's policy that, under normal circumstances, it will invest at least 90% of its net assets in stocks included in the Index. The fund will notify its shareholders at least 60 days before changing this policy.

The fund may use an "indexing" investment approach, which attempts to replicate, before expenses, the performance of the Index by purchasing a basket of securities that compose the Index. Using this approach, the investment adviser seeks a correlation of 0.95 or better between the fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The fund expects to generally invest in the stocks composing the Index in proportion to their weightings in the Index. However, it is possible that the investment adviser may determine to utilize instead a "sampling" methodology in seeking to achieve the fund's objective. Sampling means that the investment adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resembles the Index in terms of key risk factors, performance attributes and other characteristics.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument or baskets of instruments at a specified price at a specific future time) and lend its securities to minimize the gap in performance that exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the Index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

8  Schwab Fundamental International Large Company Index Fund TM

PRINCIPAL RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INVESTMENT STYLE RISK. The fund invests in larger companies outside the U.S. stock market, as measured by the Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these stocks may go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or small-cap stocks, for instance--the fund's performance also will lag those investments. In addition, because of the fund's expenses, the fund's performance may be below that of the index.

At times the segment of the equity markets represented by the Index may underperform other market segments. A significant percentage of the Index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the Index is composed, the Index may perform differently or worse than an equity index that is based solely on market capitalization.

LARGE COMPANY RISK. Although the Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large company stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid or small company stocks, for instance--the fund's performance also will lag those investments.

FOREIGN INVESTMENT RISK. The fund's investments in securities of foreign companies involve certain risks that are greater than those associated with investments in securities of U.S. companies. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.

DERIVATIVES RISK. The fund may use derivatives (including futures) to gain market exposure and potentially to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"FTSE(R)" is trademark of The Financial Times Limited ("FT") and the London Exchange Plc (the "Exchange") and is used by the Fund under license. "Research Affiliates" and "Fundamental Index" are trademarks of Research Affiliates LLC ("RA"). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund. More complete information may be found in the Statement of Additional Information (see back cover).

                 Schwab Fundamental International Large Company Index Fund TM  9

PERFORMANCE

Because the fund is new, no performance figures are given. The information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                              INVESTOR   SELECT   INSTITUTIONAL
  (% of transaction amount)                                    SHARES   SHARES(R)    SHARES
-----------------------------------------------------------------------------------------------
REDEMPTION FEE*                                                 2.00      2.00        2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------------------
Management fees                                                 0.30      0.30        0.30
Distribution (12b-1) fees                                       None      None        None
Other expenses**                                                0.52      0.37        0.37
                                                                 ---------------------------
Total annual operating expenses                                 0.82      0.67        0.67
Less expense reduction                                         (0.23)    (0.23)      (0.32)
                                                                 ---------------------------
NET OPERATING EXPENSES***                                       0.59      0.44        0.35
                                                                 ---------------------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**  "Other expenses" are based on estimated amounts for the current fiscal year.

*** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares, and Institutional Shares to 0.59%, 0.44%, and 0.35%, respectively, through 2/27/09.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the fund's operating expenses remain the same. The one year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                     1 year           3 years
--------------------------------------------------------------------------------
INVESTOR SHARES                       $60               $239
SELECT SHARES                         $45               $191
INSTITUTIONAL SHARES                  $36               $183

10  Schwab Fundamental International Large Company Index Fund TM

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc.
(CSIM), has more than $178 billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million accounts. (All figures on this page are as of 10/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the funds. As compensation for these services, the firm receives a management fee from each fund of 0.30% of the fund's average daily net assets not in excess of $500 million; 0.22% of such net assets over $500 million but not in excess of $5 billion; 0.20% of such net assets over $5 billion but not in excess of $10 billion; and 0.18% of such net assets in excess of $10 billion.

                  JEFFREY MORTIMER, CFA, a senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

                  LARRY MANO, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds is available in the Statement of Additional Information.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. You may invest in the funds through an intermediary by placing orders through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds (intermediary orders). With respect to the Institutional Shares of the funds, Eligible Investors (as defined herein) may invest directly in the funds by placing orders through the funds' sub-transfer agent (direct orders). You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS THROUGH YOUR INTERMEDIARY

INVESTMENT MINIMUMS

CHOOSE A FUND AND SHARE CLASS, then decide how much you want to invest. Your choice may depend on the amount of your investment. The minimums shown below are for each fund and share class. The Institutional Shares have lower expenses than the Select Shares, which, in turn, have lower expenses than the Investor Shares. You may convert your Investor Shares into Select Shares at any time if your account balance in a fund is at least $50,000. You may convert your Investor or Select Shares into Institutional Shares at any time if your account balance in a fund is at least $500,000. You must contact Schwab or your other intermediary to request an interclass exchange of your shares--conversion is not automatic. If you no longer meet the minimum balance requirement for your share class, the funds reserve the right to redeem your shares. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.

SHARE CLASS           MINIMUM INITIAL INVESTMENT   MINIMUM BALANCE
-------------------------------------------------------------------
INVESTOR SHARES       $100                         NONE

SELECT SHARES         $50,000                      $40,000

INSTITUTIONAL SHARES  $500,000                     $400,000

Certain investment managers, including CSIM and managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select and Institutional Shares initial minimum investment and minimum balance requirements.

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans, and plan participants, and for shareholders who roll an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your share
                       class.

CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested
                       automatically in shares of your share class.

CASH You receive payment for all dividends and capital gain distributions.

METHODS FOR PLACING ORDERS THROUGH YOUR INTERMEDIARY

To place intermediary orders to purchase, redeem or exchange shares of the funds, you must have a Schwab account or an account with another intermediary. Please contact your intermediary to learn how to place orders.

When you place intermediary orders, you are not placing your orders directly with the funds, and you must follow Schwab's or the other intermediary's transaction procedures. Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

BUYING SHARES

To purchase shares of the funds you must place your intermediary orders through your Schwab account or through an account at another intermediary. You may not place intermediary orders to purchase shares directly with the funds.

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your intermediary orders with the intermediary that holds your shares. You may not place intermediary orders to redeem or exchange shares directly with the funds.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

14  Investing in the funds

PLACING DIRECT ORDERS FOR INSTITUTIONAL SHARES

INVESTOR ELIGIBILITY REQUIREMENTS FOR PLACING DIRECT ORDERS FOR INSTITUTIONAL SHARES

Only Eligible Investors (as defined below) may purchase Institutional Shares directly from the funds' sub-transfer agent. Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital and cash management accounts. Potential investors that are, or are investing on behalf of, natural persons will not be considered Eligible Investors. The funds reserve the right to determine which potential investors qualify as Eligible Investors. Institutional Shares held by a non-Eligible Investor are subject to involuntary redemption by the funds.

INVESTMENT MINIMUMS

The minimums shown below are for the funds' Institutional Shares. If you no longer meet the minimum balance requirement for the Institutional Shares, the funds reserve the right to redeem your shares.

                         MINIMUM INITIAL
                         INVESTMENT               MINIMUM BALANCE
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES     $500,000                 $400,000

DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
--------------------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your share
                       class.


CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested
                       automatically in shares of your share class.


CASH You receive payment for all dividends and capital gain distributions.

METHODS FOR PLACING DIRECT ORDERS -- INSTITUTIONAL SHARES

The methods for placing direct orders to purchase or redeem Institutional Shares of the funds are described on this and the following page. With every direct order, you must include your name, your account number, the fund name and share class, and the dollar amount you would like to purchase or redeem. There are no exchange privileges for shares purchased directly from a fund through its sub-transfer agent. You cannot place direct orders by mail and cannot pay for purchases by check. In addition, you must authorize the telephone redemption option in the account application (and such authorization must be accepted by the funds) prior to placing orders with a fund's sub-transfer agent.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT TO PLACE DIRECT ORDERS FOR INSTITUTIONAL SHARES OF THE FUNDS

You must satisfy the investor eligibility requirements (set forth at left) in order to place direct orders for a fund's Institutional Shares. Eligible Investors must open an account with a fund through the fund's sub-transfer agent, Boston Financial Data Services (sub-transfer agent), prior to placing direct orders. You may obtain an account application by calling the sub-transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the sub-transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.
--------------------------------------------------------------------------------

INITIAL AND ADDITIONAL PURCHASES BY WIRE

Subject to acceptance by the funds, you may make your initial purchase and any additional purchases of Institutional Shares by wiring federal funds to the sub-transfer agent. If you have not yet opened an account with a fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the sub-transfer agent at 1-781-796-2938. You must call the sub-transfer agent at 1-800-407-0256 prior to the close of the funds (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the sub-transfer agent in good order on or prior to the close of a fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the sub-transfer agent prior to the close of a fund on settlement day. Please call the sub-transfer agent at 1-800-407-0256 if you have any questions or need additional information.

REDEMPTIONS BY TELEPHONE

Institutional Shares that were purchased directly from a fund through its sub-transfer agent can only be redeemed by telephone. You may place a redemption order by calling the sub-transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a fund next determined after receipt of your telephone redemption order by the sub-transfer agent. Please note that the sub-transfer agent may only act on telephone instructions believed by the sub-transfer agent to be genuine. The sub-transfer agent's records of such instructions are binding on the shareholder. The funds and their service providers (including the sub-transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the sub-transfer agent reasonably believes to be genuine. The sub-transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

ADDITIONAL REDEMPTION INFORMATION

To protect you, the funds and their service providers from fraud, signature guarantees may be required to enable the sub-transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the sub-transfer agent. Signature

16  Investing in the funds
guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the sub-transfer agent at 1-800-407-0256 for further details.

EXCHANGE PRIVILEGES

There are no exchange privileges for Institutional Shares purchased directly from the funds through their sub-transfer agent.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's or share class' investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NYSE IS OPEN. A fund calculates the share price for each of its share classes each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a fund in good order on or prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

When you place an order, please consult with your intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with a fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

In valuing their securities, the funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Shareholders of the Schwab Fundamental International Large Company Index Fund TM should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.

Each fund's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: trade activity monitoring; redemption fees; and fair value

18  Investing in the funds
pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the funds will be able to identify and restrict investors that engage in such activities. In addition, these methods (other than redemption fees) are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund's long-term shareholders. Each fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

The funds may also defer to an intermediary's frequent trading policies with respect to those shareholders who invest in the funds through such intermediary. The funds will defer to an intermediary's policies only after the funds determine that the intermediary's frequent trading policies adequately protect fund shareholders. Transactions by fund shareholders investing through such intermediaries will be subject to the restrictions of the intermediary's frequent trading policies, which may differ from those of the funds. Shareholders should consult with their intermediaries to determine the frequent trading restrictions that apply to their fund transactions.

TRADE ACTIVITY MONITORING. Each fund, through its service providers, maintains trade activity monitoring procedures with respect to the purchase, sale and exchange of fund shares. This process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether such activity is detrimental to a fund.

If, as a result of this trade activity monitoring, a fund believes that a shareholder has engaged in market timing, it may, in its sole discretion, request the shareholder to stop such market timing activities or refuse to process purchases or exchanges in the shareholder's account. Each fund specifically reserves the right to reject any purchase or exchange orders by any investor or group of investors indefinitely for any reason. Transactions placed in contravention of a fund's market timing policies are not necessarily deemed accepted by the fund and may be canceled or revoked by the fund on the next business day following receipt by the fund.

Fund shares may be held through 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers' investments in one account and to purchase, redeem and exchange fund shares without the identity of a particular customer being known to a fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the funds' market timing policies. As a result, a fund cannot assure that its policies will be enforced with regard to fund shares held through such omnibus arrangements. While each fund may monitor share turnover at the omnibus account level, a fund's ability to monitor and detect market timing by particular shareholders in these omnibus accounts is limited, and, therefore, the fund may not be able to determine whether trading by these shareholders is contrary to the fund's market timing policies.

REDEMPTION FEES. Each fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days, as detailed below, of the purchase date. The funds impose the redemption fees in an effort to deter short-term trading, to facilitate efficient fund management, to minimize the impact on fund performance and to offset fund transaction costs and other expenses. Each fund charges a redemption fee of 2.00% on shares sold or exchanged 30 days or less after purchasing them. These fees may be imposed to the extent the shares redeemed exceed the number of shares that have been held more than 30 days. Each fund treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Fund shares purchased with reinvested dividends are not subject to redemption fees. Each fund retains the redemption fees for the benefit of the remaining shareholders. There is no redemption fee when you exchange between share classes of the same fund.

As noted above, each fund's shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the funds. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of a fund or may be unwilling to collect the fees. As such, a fund may not be able to collect redemption fees through these intermediaries. Each fund notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the fund.

Each fund reserves the right to waive its redemption fee if the fund or its service providers believe that such waivers are consistent with the best interests of the fund and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions by certain fee-based or wrap programs; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with a fund or financial intermediaries; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the funds. Each fund also reserves the right to modify or eliminate the redemption fees or waivers at any time.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each fund's securities when market prices are not "readily available" or are unreliable. For example, a fund may fair value a security when a

20  Investing in the funds
security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a fund's portfolio holdings and the net asset value of the fund's shares, and seeks to ensure that the prices at which the fund's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each fund makes fair value determinations in good faith in accordance with the fund's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.

PORTFOLIO HOLDINGS. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------


DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each fund's year-end distribution, if any, may be made available on the fund's website www.schwab.com/schwabfunds.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS AS A RESULT OF FOREIGN TAX PAYMENTS MADE BY THE FUND. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SHAREHOLDERS WITH A SCHWAB ACCOUNT WHO SELL SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

22  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Fundamental Index TM Funds         811-7704




   REG37409FLD-01

SCHWAB FUNDAMENTAL INDEX TM FUNDS

PROSPECTUS
April 2, 2007
As amended July 2, 2007

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB MARKETTRACK PORTFOLIOS(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus
   February 28, 2007
   As amended July 2, 2007

   - Schwab MarketTrack All Equity Portfolio TM
   - Schwab MarketTrack Growth Portfolio TM
   - Schwab MarketTrack Balanced Portfolio TM
   - Schwab MarketTrack Conservative Portfolio TM

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MARKETTRACK PORTFOLIOS(R)


       ABOUT THE PORTFOLIOS

          All Equity Portfolio.....................................    2

          Growth Portfolio.........................................    8

          Balanced Portfolio.......................................   14

          Conservative Portfolio...................................   20

          Portfolio management.....................................   26

       INVESTING IN THE PORTFOLIOS

          Placing orders...........................................   29

          Buying shares............................................   30

          Selling/exchanging shares................................   31

          Transaction policies.....................................   32

          Distributions and taxes..................................   36

                  ABOUT THE PORTFOLIOS

                  The portfolios in this prospectus share the same investment approach. Each portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other Schwab Funds(R), which are managed using indexing strategies. Each portfolio pursues a different investment goal.

                  This approach is intended to offer the investor key features of two types of investment strategies: asset allocation and indexing. Each portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class.

                  Indexing, a strategy of tracking the performance of a given segment of the market over time, involves looking to an index to determine what securities to own. By investing in a combination of other Schwab Funds(R), the portfolios are designed to offer diversification in a single investment.

                  The portfolios are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO TM
Ticker symbol   Investor Shares: SWEGX

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THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH THROUGH AN ALL-STOCK PORTFOLIO.

ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The portfolio's allocation focuses on stock investments for long-term growth. The portfolio seeks to remain close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap stocks and typically does not change its target allocation.

Because the portfolio must keep a small portion of its assets in cash for business operations, the portfolio's actual investments will be slightly less than 100% in stock funds.

The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
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STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation is 100% in stock investments, with certain percentages for different segments of the stock market. It is the fund's policy that, under normal circumstances, it will invest at least 80% of its net assets in stock investments; typically the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

The portfolio invests mainly in other Schwab Funds(R), particularly three of the Equity Index Funds. These underlying funds seek to track the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking, and generally give each stock the same weight as the index does. Each underlying fund focuses on a different segment of the stock market. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
----------------------------------------------------------------------
LARGE-CAP      Schwab Institutional Select(R) S&P 500 Fund. Seeks to
               track the S&P 500 Index(R), a widely recognized index
               maintained by Standard & Poor's that includes 500 U.S.
               publicly traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the
               Schwab Small-Cap Index(R), which includes the
               second-largest 1,000 U.S. publicly traded stocks as
               measured by market capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes 350 of the largest stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations.

2  Schwab MarketTrack All Equity Portfolio TM

                        This portfolio's exposure to a broad spectrum of U.S. and international stocks may make it an appropriate choice for long-term investors seeking a composite of U.S. and international stock market performance in a single fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's stock allocations can have an effect on returns. The risks and returns of different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when segments emphasized by its target allocation are out of favor, or when stocks in general are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock index funds. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates

                                   Schwab MarketTrack All Equity Portfolio TM  3
or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

4  Schwab MarketTrack All Equity Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

      25.06   (8.91)  (13.05) (20.45) 33.96   13.98    6.83   18.36

        99      00      01      02      03      04      05      06

BEST QUARTER: 18.54% Q2 2003
WORST QUARTER: (18.38%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                   Since
                              1 year   5 years   Inception
----------------------------------------------------------
PORTFOLIO
  Before taxes                18.36     8.96       5.35 1
  After taxes on
    distributions             17.56     8.52       4.88 1
  After taxes on
    distributions and sale
    of shares                 11.93     7.52       4.37 1

S&P 500(R) INDEX              15.79     6.19       4.41 2

1 Inception: 5/19/98.

2 From: 5/19/98.

                                   Schwab MarketTrack All Equity Portfolio TM  5

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee 1                                                          2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.44
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.30
Acquired fund fees and expenses (AFFE) 2                                  0.30
                                                                        -------
Total annual operating expenses 3                                         1.04
Less expense reduction                                                   (0.24)
                                                                        -------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                               0.80
                                                                        -------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.50% through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $82                  $329                 $595                $1,356

6  Schwab MarketTrack All Equity Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
                                                         10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.55      10.44       9.43       7.60       9.06
                                                         -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                     0.11       0.12       0.08       0.09       0.05
  Net realized and unrealized gains or losses               2.10       1.11       1.02       1.85      (1.32)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations           2.21       1.23       1.10       1.94      (1.27)
Less distributions:
  Dividends from net investment income                     (0.13)     (0.12)     (0.09)     (0.09)     (0.05)
  Distributions from net realized gains                       --         --         --      (0.02)     (0.14)
                                                         -----------------------------------------------------------------
Total distributions                                        (0.13)     (0.12)     (0.09)     (0.11)     (0.19)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           13.63      11.55      10.44       9.43       7.60
                                                         -----------------------------------------------------------------
Total return (%)                                           19.31      11.81      11.75      25.77     (14.40)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                  0.50       0.50       0.50       0.50       0.50
  Gross operating expenses 1                                0.74       0.75       0.76       0.76       0.77
  Net investment income                                     0.89       1.07       0.83       1.10       0.58
Portfolio turnover rate                                        8         49          7         10         15
Net assets, end of period ($ X 1,000,000)                    527        463        450        427        353

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

                                   Schwab MarketTrack All Equity Portfolio TM  7

SCHWAB MARKETTRACK GROWTH PORTFOLIO TM
Ticker symbols  Investor Shares: SWHGX  P Shares: SWPGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio's volatility. The portfolio seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes stock, bond and cash investments.

The portfolio invests mainly in other Schwab Funds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
----------------------------------------------------------------------
LARGE-CAP      Schwab Institutional Select(R) S&P 500 Fund. Seeks to
               track the S&P 500 Index(R), a widely recognized index
               maintained by Standard & Poor's that includes 500 U.S.
               publicly traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the
               Schwab Small-Cap Index(R), which includes the
               second-largest 1,000 U.S. publicly traded stocks as
               measured by market capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes 350 of the largest stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND           Schwab Total Bond Market Fund TM. Seeks to track the
               Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations.

8  Schwab MarketTrack Growth Portfolio TM

                        By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have an effect on returns. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

                                       Schwab MarketTrack Growth Portfolio TM  9

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

DEBT SECURITIES RISK. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer's ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio's yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio's use of mortgage dollar rolls could cause the portfolio to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

10  Schwab MarketTrack Growth Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The portfolio has two share classes, which have different minimum investments, different costs and different eligibility requirements. For information on choosing a class, see the "Buying shares" section. Because the P Shares is a new share class, no performance figures are given. This information will appear in a future version of the portfolio's prospectus.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

      21.00   15.17   19.36   (4.81)  (8.43)  (15.48) 27.08   11.61    5.69   15.09

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 15.70% Q4 1998
WORST QUARTER: (14.15%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
INVESTOR SHARES
  Before taxes                15.09     7.83       7.77
  After taxes on
    distributions             14.00     7.21       6.91
  After taxes on
    distributions and sale
    of shares                 10.00     6.43       6.31
S&P 500(R) INDEX              15.79     6.19       8.42
LEHMAN BROTHERS U.S.
  AGGREGATE BOND INDEX         4.33     5.06       6.23

                                      Schwab MarketTrack Growth Portfolio TM  11

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                                  INVESTOR     P
  (% of transaction amount)                                        SHARES    SHARES
----------------------------------------------------------------------------------
Redemption fee 1                                                    2.00      None
ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------------------
Management fees                                                     0.43      0.43
Distribution (12b-1) fees                                           None      None
Other expenses                                                      0.28      0.13
Acquired fund fees and expenses (AFFE) 2                            0.28      0.28
                                                                  -----------------
Total annual operating expenses 3                                   0.99      0.84
Less expense reduction                                             (0.21)    (0.21)
                                                                  -----------------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                         0.78      0.63
                                                                  -----------------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and P Shares to 0.50% and 0.35%, respectively, through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figures are based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES            $80            $307           $553          $1,258
P SHARES                   $64            $260           $472          $1,083

12  Schwab MarketTrack Growth Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                                          10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    16.81      15.57      14.36      12.05       13.88
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                                    0.30       0.27       0.21       0.18        0.19
  Net realized and unrealized gains or losses              2.33       1.20       1.21       2.33       (1.62)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          2.63       1.47       1.42       2.51       (1.43)

Less distributions:
  Dividends from net investment income                    (0.28)     (0.23)     (0.21)     (0.20)      (0.24)
  Distributions from net realized gains                      --         --         --         --       (0.16)
                                                         -----------------------------------------------------------------
Total distributions                                       (0.28)     (0.23)     (0.21)     (0.20)      (0.40)
                                                         -----------------------------------------------------------------
Net asset value at end of period                          19.16      16.81      15.57      14.36       12.05
                                                         -----------------------------------------------------------------
Total return (%)                                          15.83       9.48       9.94      21.18      (10.78)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                 0.50       0.50       0.50       0.50        0.50
  Gross operating expenses 1                               0.71       0.72       0.73       0.74        0.75
  Net investment income                                    1.74       1.58       1.35       1.48        1.35
Portfolio turnover rate                                       7         33          9          9          21

Net assets, end of period ($ X 1,000,000)                   602        657        614        578         510

                                                         4/6/06 2-
P SHARES                                                 10/31/06
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     18.32
                                                         -----------------------------------------------------------------

Income from investment operations:
  Net investment income                                     0.10
  Net realized and unrealized gains                         0.76
                                                         -----------------------------------------------------------------
  Total income from investment operations                   0.86
Net asset value at end of period                           19.18
                                                         -----------------------------------------------------------------
Total return (%)                                            4.69 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                  0.35 4
  Gross operating expenses 1                                0.56 4
  Net investment income                                     0.95 4
Portfolio turnover rate                                        7 3

Net assets, end of period ($ X 1,000,000)                    119

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Commencement of operations.

3 Not annualized.

4 Annualized.

                                      Schwab MarketTrack Growth Portfolio TM  13

SCHWAB MARKETTRACK BALANCED PORTFOLIO TM
Ticker symbol  Investor Shares: SWBGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS BOTH CAPITAL GROWTH AND INCOME.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is weighted toward stock investments, while including substantial bond investments in seeking to add income and reduce the portfolio's volatility. The portfolio seeks to remain close to the target allocations of 60% stocks, 35% bonds and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 30% of assets for large-cap, 15% for small-cap and 15% for international.
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other Schwab Funds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
------------------------------------------------------------------------
LARGE-CAP      Schwab Institutional Select(R) S&P 500 Fund. Seeks to
               track the S&P 500 Index(R), a widely recognized index
               maintained by Standard & Poor's that includes 500 U.S.
               publicly traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the Schwab
               Small-Cap Index(R), which includes the second-largest
               1,000 U.S. publicly traded stocks as measured by market
               capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes 350 of the largest stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND           Schwab Total Bond Market Fund(R). Seeks to track the
               Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.

14  Schwab MarketTrack Balanced Portfolio TM

                        With a blend of asset types that modestly favors stocks, this portfolio may be appropriate for long-term investors with moderate sensitivity to risk.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio's performance may be hurt during times when segments emphasized by its target allocation are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

DEBT SECURITIES RISK. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer's ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

                                    Schwab MarketTrack Balanced Portfolio TM  15

Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio's yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio's use of mortgage dollar rolls could cause the portfolio to lose money if the price of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

16  Schwab MarketTrack Balanced Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

      17.76   13.67   14.00   (1.03)  (4.40)  (9.85)  21.04    9.64    4.88   12.29

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 11.81% Q4 1998
WORST QUARTER: (9.78%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
PORTFOLIO
  Before taxes                12.29     7.10       7.36
  After taxes on
    distributions             10.90     6.21       6.25
  After taxes on
    distributions and sale
    of shares                  8.35     5.63       5.77

S&P 500(R) INDEX              15.79     6.19       8.42

LEHMAN BROTHERS U.S.
  AGGREGATE BOND INDEX         4.33     5.06       6.23

                                    Schwab MarketTrack Balanced Portfolio TM  17

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee 1                                                          2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.44
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.29
Acquired fund fees and expenses (AFFE) 2                                  0.35
                                                                        -------
Total annual operating expenses 3                                         1.08
Less expense reduction                                                   (0.23)
                                                                        -------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                               0.85
                                                                        -------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.50% through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

1 year                    3 years              5 years              10 years
---------------------------------------------------------------------------------
       $87                  $331                 $595                $1,350

18  Schwab MarketTrack Balanced Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
                                                         10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     15.46      14.66      13.78      12.05      13.47
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                                     0.38       0.34       0.29       0.25       0.32
  Net realized and unrealized gains or losses               1.58       0.74       0.88       1.77      (1.22)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations           1.96       1.08       1.17       2.02      (0.90)

Less distributions:
  Dividends from net investment income                     (0.34)     (0.28)     (0.29)     (0.29)     (0.40)
  Distributions from net realized gains                    (0.04)        --         --         --      (0.12)
                                                         -----------------------------------------------------------------
Total distributions                                        (0.38)     (0.28)     (0.29)     (0.29)     (0.52)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           17.04      15.46      14.66      13.78      12.05
                                                         -----------------------------------------------------------------
Total return (%)                                           12.92       7.41       8.61      17.12      (7.08)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                  0.50       0.50       0.50       0.50       0.50
  Gross operating expenses 1                                0.73       0.73       0.74       0.74       0.74
  Net investment income                                     2.35       2.20       2.03       1.98       2.35
Portfolio turnover rate                                        8         25         11         17         31
Net assets, end of period ($ X 1,000,000)                    534        519        541        516        462

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

                                    Schwab MarketTrack Balanced Portfolio TM  19

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO TM
Ticker symbol  Investor Shares: SWCGX P Shares: SWCPX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS INCOME AND MORE GROWTH POTENTIAL THAN AN ALL-BOND PORTFOLIO.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Conservative Portfolio's allocation is weighted toward bond investments, while including substantial stock investments in seeking to obtain long-term growth. The portfolio seeks to remain close to the target allocations of 55% bonds, 40% stocks and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 20% of assets for large-cap, 10% for small-cap and 10% for international.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other Schwab Funds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION      FUND AND INDEX
-------------------------------------------------------------------------
BOND            Schwab Total Bond Market Fund TM. Seeks to track the
                Lehman Brothers U.S. Aggregate Bond Index, which includes
                a broad-based mix of U.S. investment-grade bonds with
                maturities greater than one year.
LARGE-CAP       Schwab S&P 500 Index Fund and/or Schwab Institutional
                Select(R) S&P 500 Fund. Each seeks to track the S&P 500
                Index(R), a widely recognized Index maintained by
                Standard & Poor's that includes 500 U.S. publicly traded
                stocks.
SMALL-CAP       Schwab Small-Cap Index Fund(R). Seeks to track the Schwab
                Small-Cap Index(R), which includes the second-largest
                1,000 U.S. publicly traded stocks as measured by market
                capitalization.
INTERNATIONAL   Schwab International Index Fund(R). Seeks to track the
                Schwab International Index(R), which includes 350 of the
                largest stocks (as measured by free float-adjusted market
                capitalization) that are publicly traded in developed
                securities markets outside the United States.

For the large-cap allocation, the portfolio may also invest directly in all of the stocks which comprise the S&P 500 Index (or other similar index), using an indexing strategy. In addition, the portfolio may purchase individual securities to maintain its allocations. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. The managers may permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.

20  Schwab MarketTrack Conservative Portfolio TM

                        Conservative investors and investors with shorter time horizons are among those for whom this portfolio was created.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long-term and the short-term. Because it intends to maintain substantial exposure to bonds as well as stocks, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio's performance may be hurt during times when segments emphasized by its target allocation are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

DEBT SECURITIES RISK. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if an issuer or guarantor of a bond held by the portfolio fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer's ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy. Mortgage- or asset-backed securities are subject to the risk that these bonds may be paid off earlier or later than expected. Either situation could cause the portfolio to hold securities paying lower than market rates of interest, which could hurt the portfolio's yield or share price. Also, bonds of foreign issuers may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from limited issuer information to the risk of political upheaval. The portfolio's use of mortgage dollar rolls could cause the fund to lose money if the price

                                 Schwab MarketTrack Conservative Portfolio TM 21
of the mortgage-backed securities sold fall below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

FOREIGN INVESTMENT RISK. The portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The portfolio may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the portfolio would be adversely affected.

22  Schwab MarketTrack Conservative Portfolio TM

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The portfolio has two share classes, which have different minimum investments, different costs and different eligibility requirements. For information on choosing a class, see the "Buying shares" section. Because the P Shares is a new share class, no performance figures are given. This information will appear in a future version of the portfolio's prospectus.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]


      14.71   11.56    8.70    2.71   (0.35)  (4.02)  15.05    7.80    3.98    9.52

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 8.49% Q2 1997
WORST QUARTER: (5.26%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
INVESTOR SHARES
  Before taxes                 9.52     6.27       6.79
  After taxes on
    distributions              8.01     5.19       5.38
  After taxes on
    distributions and sale
    of shares                  6.45     4.77       5.04

S&P 500(R) INDEX              15.79     6.19       8.42

LEHMAN BROTHERS U.S.
  AGGREGATE BOND INDEX         4.33     5.06       6.23

                                 Schwab MarketTrack Conservative Portfolio TM 23

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                                        INVESTOR     P
  (% of transaction amount)                                              SHARES    SHARES
--------------------------------------------------------------------------------------
Redemption fee 1                                                          2.00      None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------------
Management fees                                                           0.44      0.44
Distribution (12b-1) fees                                                 None      None
Other expenses                                                            0.30      0.15
Acquired fund fees and expenses (AFFE) 2                                  0.38      0.38
                                                                        -----------------
Total annual operating expenses 3                                         1.12      0.97
Less expense reduction                                                   (0.24)    (0.24)
                                                                        -----------------
NET OPERATING EXPENSES (INCLUDING AFFE) 3,4                               0.88      0.73
                                                                        -----------------

1 Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

2 "Acquired fund fees and expenses (AFFE)" reflect the estimated amount of the fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

3 The total and net annual portfolio operating expenses in the fee table may differ from the expense ratios in the portfolio's "Financial highlights" because the financial highlights include only the portfolio's direct operating expenses and do not include fees and expenses incurred indirectly by the portfolio through its investments in the underlying funds.

4 Schwab and the investment adviser have agreed to limit the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and P Shares to 0.50% and 0.35%, respectively, through 2/27/08. The agreement to limit the portfolio's "net operating expenses" is limited to the portfolio's direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the portfolio through its investments in the underlying funds.

EXAMPLE

Designed to help you compare expenses, the example below includes both the portfolio's operating expenses and the indirect expenses of the underlying funds and uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figures are based on "net operating expenses (including AFFE)". The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES            $90            $336           $603          $1,363
P SHARES                   $75            $289           $522          $1,189

24  Schwab MarketTrack Conservative Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                                          10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    13.42      13.09      12.53      11.37      12.22
                                                         -----------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                    0.42       0.36       0.34       0.29       0.40

  Net realized and unrealized gains or losses              0.92       0.32       0.57       1.16      (0.78)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          1.34       0.68       0.91       1.45      (0.38)

Less distributions:
  Dividends from net investment income                    (0.42)     (0.35)     (0.35)     (0.29)     (0.41)
  Distributions from net realized gains                   (0.01)        --         --         --      (0.06)
                                                         -----------------------------------------------------------------
  Total distributions                                     (0.43)     (0.35)     (0.35)     (0.29)     (0.47)
                                                         -----------------------------------------------------------------
Net asset value at end of period                          14.33      13.42      13.09      12.53      11.37
                                                         -----------------------------------------------------------------
Total return (%)                                          10.13       5.24       7.38      12.98      (3.29)


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                 0.50       0.50       0.50       0.50       0.50
  Gross operating expenses 1                               0.74       0.75       0.75       0.75       0.76
  Net investment income                                    3.12       2.67       2.70       2.44       3.17

Portfolio turnover rate                                      11          9         10         17         32

Net assets, end of period ($ X 1,000,000)                   232        300        290        289        263

                                                         4/06/06 2-
P SHARES                                                  10/31/06
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.93
                                                         -----------------------------------------------------------------

Income from investment operations:
  Net investment income                                      0.23

  Net realized and unrealized gains                          0.35
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations            0.58

Less distributions:
  Dividends from net investment income                      (0.19)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            14.32
                                                         -----------------------------------------------------------------
Total return (%)                                             4.22 3


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                   0.35 4
  Gross operating expenses 1                                 0.60 4
  Net investment income                                      2.81 4

Portfolio turnover rate                                        11 3

Net assets, end of period ($ X 1,000,000)                      79

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

                                 Schwab MarketTrack Conservative Portfolio TM 25

                  PORTFOLIO MANAGEMENT

The portfolios' investment adviser, Charles Schwab Investment Management, Inc., has more than $178 billion under management.

                  The investment adviser for the portfolios is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 10/31/06).

                  As the investment adviser, the firm oversees the asset management and administration of the portfolios. As compensation for these services, the firm receives a management fee from each portfolio. For the 12 months ended 10/31/06, these fees were 0.20% for the All Equity Portfolio, 0.22% for the Growth Portfolio, 0.21% for the Balanced Portfolio and 0.20% for the Conservative Portfolio. These figures, which are expressed as a percentage of each portfolio's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  A discussion regarding the basis for the Board of Trustees' approval of the portfolios' investment advisory agreement is available in the portfolios' 2006 annual report, which covers the period of 11/1/05 through 10/31/06.

                  LARRY MANO, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the equity portions of the portfolios. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

                  CAROLINE LEE, a managing director and portfolio manager of the investment adviser, co-manages the portfolios. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing subadvisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

                  STEVEN HUNG, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

                  MATTHEW HASTINGS, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 1999 and has worked in fixed income and asset management since 1996.

                  ANDREW TIKOFSKY, PHD, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the bond portion of the portfolios. He joined the firm in 2006 and has worked in fixed income and asset management since 1997.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each fund is available in the Statement of Additional Information.

                  INVESTING IN THE PORTFOLIOS

                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the portfolios. Shareholders invest in a portfolio through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the portfolios. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a portfolio's policies to buy, sell, or exchange shares of a portfolio.

Your intermediary, including Schwab, may impose different or additional conditions than the portfolios on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, portfolio choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the portfolios. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The portfolios are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a portfolio or its shareholders.

BUYING SHARES

To purchase shares of the portfolios, place your orders through your Schwab account or through an account at another intermediary.

INVESTMENT MINIMUMS

CHOOSE A PORTFOLIO then decide how much you want to invest. Please note the P Shares that are offered by the Growth Portfolio and Conservative Portfolio are only offered to charitable giving funds and tax-advantaged retirement plans.

                       MINIMUM INITIAL INVESTMENT
--------------------------------------------------------------------------
INVESTOR SHARES        $100


P SHARES $100,000 (available only to charitable giving funds and tax-advantaged retirement plans)

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR PORTFOLIO DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your
                       portfolio or share class, as applicable.


CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested in shares of your portfolio or share class, as applicable.


CASH You receive payment for all dividends and capital gain distributions.

METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the portfolios. Please contact your intermediary to learn how to place orders.

30  Investing in the portfolios

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following portfolio policies:

- The portfolios may take up to seven days to pay sale proceeds.

- The portfolios reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a portfolio's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds(TM) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the portfolio and share class into which you are exchanging.

- You must obtain and read the prospectus for the portfolio into which you are exchanging prior to placing your order.

--------------------------------------------------------------------------------
THE PORTFOLIOS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a portfolio falls below the stated minimum balance requirement for the portfolio or share class, as applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a portfolio's or share class' investment minimums.

- To suspend the right to sell shares back to a portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN. A portfolio calculates its share price or the share price for each of its share classes, as applicable, each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a portfolio in good order on or prior to the close of the portfolio (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

When you place an order, please consult with your intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a portfolio receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with a portfolio for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

In valuing underlying fund investments, the portfolios use the NAVs reported by their underlying funds. In valuing other portfolio securities, the portfolios use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

Shareholders of the portfolios should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of a portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolio.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each portfolio is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a portfolio's performance by disrupting the efficient management of the portfolio, increasing portfolio transaction costs and taxes, causing the portfolio to maintain higher cash balances, and diluting the value of the portfolio's shares.

Each portfolio's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing by portfolio shareholders. Each portfolio seeks to deter market timing through several methods. These methods may include: trade activity monitoring; redemption fees; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the portfolio will be able to identify and restrict investors that engage in such activities. In addition, these methods (other than redemption fees) are inherently subjective and involve judgment in their application. Each portfolio and its service providers seek to make these judgments and applications uniformly and in a manner that

32  Investing in the portfolios
they believe is consistent with interests of the portfolio's long-term shareholders. Each portfolio may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

The portfolios may also defer to an intermediary's frequent trading policies with respect to those shareholders who invest in the portfolios through such intermediary. The portfolios will defer to an intermediary's policies only after the portfolios determine that the intermediary's frequent trading policies adequately protect portfolio shareholders. Transactions by portfolio shareholders investing through such intermediaries will be subject to the restrictions of the intermediary's frequent trading policies, which may differ from those of the portfolios. Shareholders should consult with their intermediaries to determine the frequent trading restrictions that apply to their portfolio transactions.

TRADE ACTIVITY MONITORING. Each portfolio, through its service providers, maintains trade activity monitoring procedures with respect to the purchase, sale and exchange of portfolio shares. This process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether such activity is detrimental to the portfolio.

If, as a result of this trade activity monitoring, a portfolio believes that a shareholder has engaged in market timing, it may, in its sole discretion, request the shareholder to stop such market timing activities or refuse to process purchases or exchanges in the shareholder's account. Each portfolio specifically reserves the right to reject any purchase or exchange orders by any investor or group of investors indefinitely for any reason. Transactions placed in contravention of a portfolio's market timing policies are not necessarily deemed accepted by the portfolio and may be canceled or revoked by the portfolio on the next business day following receipt by the portfolio.

Portfolio shares may be held through 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers' investments in one account and to purchase, redeem and exchange portfolio shares without the identity of a particular customer being known to a portfolio. A number of these financial intermediaries may not have the capability or may not be willing to apply the portfolios' market timing policies. As a result, a portfolio cannot assure that its policies will be enforced with regard to portfolio shares held through such omnibus arrangements. While each portfolio may monitor share turnover at the omnibus account level, a portfolio's ability to monitor and detect market timing by particular shareholders in these omnibus accounts is limited, and, therefore, the portfolio may not be able to determine whether trading by these shareholders is contrary to the portfolio's market timing policies.

REDEMPTION FEES. The portfolios may impose a short-term redemption fee on any Investor Shares that are redeemed or exchanged by a shareholder within 30 days of the purchase date. The portfolios impose the redemption fees in an effort to deter short-term trading, to facilitate efficient portfolio management, to minimize the impact on portfolio performance and to offset portfolio transaction costs and other expenses. The portfolios charge a redemption fee of 2.00%. These fees may be imposed to the extent the Investor Shares redeemed exceed the number of Investor Shares that have been held more than 30 days. Each portfolio treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Portfolio shares purchased with reinvested dividends are not subject to redemption fees. Each portfolio retains the redemption fees for the benefit of the remaining shareholders. There is no redemption fee when you exchange between share classes of the same fund.

As noted above, the portfolio shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the portfolios. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of a portfolio or may be unwilling to collect the fees. As such, a portfolio may not be able to collect redemption fees through these intermediaries. Each portfolio notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the portfolio.

Each portfolio reserves the right to waive its redemption fee if the portfolio or its service providers believe that such waivers are consistent with the best interests of the portfolio and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions by certain fee-based or wrap programs; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with the portfolio or financial intermediaries; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the portfolio. Each portfolio reserves the right to modify or eliminate the redemption fees or waivers at any time.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each portfolio's securities when market prices are not "readily available" or are unreliable. For example, a portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular

34  Investing in the portfolios
market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each portfolio seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a portfolio's portfolio holdings and the net asset value of the portfolio's shares, and seeks to ensure that the prices at which the portfolio's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each portfolio makes fair value determinations in good faith in accordance with the portfolio's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a portfolio could obtain the fair value assigned to the security upon the sale of such security. The respective prospectuses for the underlying funds in which the portfolios invest explain the circumstances in which those funds will use fair value pricing and the effects of fair value pricing.

PORTFOLIO HOLDINGS INFORMATION. A description of the portfolios' policies and procedures with respect to the disclosure of the portfolios' portfolio securities is available in the portfolios' Statement of Additional Information.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the portfolios as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The portfolios expect that a portion of each portfolio's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a portfolio just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a portfolio makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------


DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE PORTFOLIOS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a portfolio. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR PORTFOLIO EARNS. Every year, each portfolio distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record, except for the Conservative Portfolio, which typically makes income distributions at the end of every calendar quarter. During the fourth quarter of the year, typically in early November, an estimate of each portfolio's year-end distribution, if any, may be made available on the portfolio's website: www.schwab.com/schwabfunds.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR PORTFOLIO DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each portfolio's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the portfolio. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund is treated the same as a sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less; long term if you held the shares longer.

AT THE BEGINNING OF EVERY YEAR, THE PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a portfolio paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

36  Investing in the portfolios

NOTES

   TO LEARN MORE

   This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources:

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current portfolio investors, contain more information about the portfolios' holdings and detailed financial information about the portfolios. Annual reports also contain information from the portfolios' managers about strategies, recent market conditions and trends and their impact on portfolio performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the portfolios, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, the portfolios' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab MarketTrack Portfolios(R)          811-7704




   REG13757FLT-12

SCHWAB MARKETTRACK PORTFOLIOS(R)

PROSPECTUS
February 28, 2007
As amended July 2, 2007

                                                           [CHARLES SCHWAB LOGO]

   TO LEARN MORE

   This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources:

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current portfolio investors, contain more information about the portfolios' holdings and detailed financial information about the portfolios. Annual reports also contain information from the portfolios' managers about strategies, recent market conditions and trends and their impact on portfolio performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the portfolios, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, the portfolios' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab MarketTrack Portfolios(R)          811-7704




   REG13757FLD-12

SCHWAB MARKETTRACK PORTFOLIOS(R)

PROSPECTUS
February 28, 2007
As amended July 2, 2007

                                                           [CHARLES SCHWAB LOGO]

   SCHWAB EQUITY INDEX FUNDS(R)

                                                               SCHWAB FUNDS LOGO

   Prospectus
   February 28, 2007
   As amended July 2, 2007

   - Schwab S&P 500 Index Fund
   - Schwab Institutional Select(R) S&P 500 Fund
   - Schwab 1000 Index(R) Fund
   - Schwab Small-Cap Index Fund(R)
   - Schwab Total Stock Market Index Fund(R)
   - Schwab International Index Fund(R)

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB EQUITY INDEX FUNDS(R)


       ABOUT THE FUNDS

          Schwab S&P 500 Index Fund................................    2

          Schwab Institutional Select(R) S&P 500 Fund..............    7

          Schwab 1000 Index(R) Fund................................   11

          Schwab Small-Cap Index Fund(R)...........................   15

          Schwab Total Stock Market Index Fund(R)..................   19

          Schwab International Index Fund(R).......................   24

          Fund management..........................................   28

       INVESTING IN THE FUNDS

          Placing orders...........................................   30

          Buying shares............................................   31

          Selling/exchanging shares................................   33

          Transaction policies.....................................   34

          Distributions and taxes..................................   38

                  ABOUT THE FUNDS

                  The funds in this prospectus are index funds and share the same basic investment strategy: They are designed to track the performance of a stock market index.

                  This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments for the fund based on portfolio management's judgment, an index is used to determine which securities the fund should own.

                  Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

                  The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB S&P 500 INDEX FUND
Ticker symbols Investor Shares: SWPIX   Select Shares(R): SWPPX   e.Shares(R):
SWPEX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.

LARGE-CAP STOCKS

Although the 500 companies in the index constitute only about 10% of all the publicly traded companies in the United States, they represent approximately 72% of the total value of the U.S. stock market. (All figures are as of 12/31/06.)

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.
--------------------------------------------------------------------------------


INDEX

THE S&P 500 INDEX INCLUDES THE STOCKS OF 500 LEADING U.S. PUBLICLY TRADED COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

2  Schwab S&P 500 Index Fund

                        Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid- or small-cap stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Index Fund. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

                                                    Schwab S&P 500 Index Fund  3

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:
- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes
- are shown for one share class only, and would be different for the other share classes
- may not reflect your actual after-tax performance
- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

      32.47   28.05   20.60   (9.33)  (12.15) (22.28) 28.15   10.53    4.66   15.48

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 21.08% Q4 1998
WORST QUARTER: (17.29%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                                               Since
                                                               1 year   5 years   10 years   inception
------------------------------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                                 15.48     5.88       8.05     8.90 1
  After taxes on distributions                                 14.87     5.32       7.57     8.42 1
  After taxes on distributions and sale of shares              10.06     4.71       6.81     7.61 1

SELECT SHARES(R)
  Before taxes                                                 15.67     6.06         --     7.19 2

E.SHARES(R)
  Before taxes                                                 15.65     6.00       8.15     9.01 1

S&P 500(R) INDEX                                               15.79     6.19       8.42     9.29 3

1 Inception: 5/1/96. 2 Inception: 5/19/97. 3 From: 5/1/96.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                    INVESTOR   SELECT
  (% of transaction amount)                          SHARES    SHARES   E.SHARES
--------------------------------------------------------------------------------
Redemption fee*                                       2.00      2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------

Management fees                                       0.09      0.09      0.09
Distribution (12b-1) fees                             None      None      None
Other expenses                                        0.27      0.12      0.12
                                                     --------------------------
Total annual operating expenses                       0.36      0.21      0.21
Less expense reduction                                 --      (0.02)      --
                                                     --------------------------
NET OPERATING EXPENSES**                              0.36      0.19      0.21
                                                     --------------------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and e.Shares to 0.37%, 0.19% and 0.28%, respectively, through 2/27/08.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES            $37            $116           $202           $456
SELECT SHARES              $19            $ 66           $116           $266
E.SHARES                   $22            $ 68           $118           $268

4  Schwab S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                             10/31/06   10/31/05   10/31/04   10/31/03   10/31/02

PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period       18.79      17.61      16.36      13.79       16.45
                                            -----------------------------------------------------------------

Income or loss from investment operations:

  Net investment income                       0.34       0.34       0.23       0.20        0.20


  Net realized and unrealized gains or
    losses                                    2.64       1.14       1.23       2.57       (2.68)
                                            -----------------------------------------------------------------

  Total income or loss from investment
    operations                                2.98       1.48       1.46       2.77       (2.48)

Less distributions:

  Dividends from net investment income       (0.30)     (0.30)     (0.21)     (0.20)      (0.18)
                                            -----------------------------------------------------------------

Net asset value at end of period             21.47      18.79      17.61      16.36       13.79
                                            -----------------------------------------------------------------

Total return (%)                             16.03       8.44       9.03      20.39      (15.32)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.36       0.37       0.37       0.36        0.35

  Gross operating expenses                    0.36       0.40       0.45       0.46        0.46

  Net investment income                       1.57       1.74       1.35       1.45        1.21

Portfolio turnover rate                          3          4          3          3           8

Net assets, end of period ($ X 1,000,000)    3,685      3,666      3,849      3,510       2,760

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
SELECT SHARES                               10/31/06   10/31/05   10/31/04   10/31/03   10/31/02

PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period       18.88      17.68      16.41      13.83       16.50
                                            -----------------------------------------------------------------

Income or loss from investment operations:

  Net investment income                       0.37       0.36       0.26       0.24        0.22


  Net realized and unrealized gains or
    losses                                    2.65       1.16       1.24       2.57       (2.69)
                                            -----------------------------------------------------------------

  Total income or loss from investment
    operations                                3.02       1.52       1.50       2.81       (2.47)

Less distributions:

  Dividends from net investment income       (0.34)     (0.32)     (0.23)     (0.23)      (0.20)
                                            -----------------------------------------------------------------

Net asset value at end of period             21.56      18.88      17.68      16.41       13.83
                                            -----------------------------------------------------------------

Total return (%)                             16.18       8.66       9.25      20.62      (15.20)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.19       0.19       0.19       0.19        0.19

  Gross operating expenses                    0.21       0.25       0.30       0.31        0.31

  Net investment income                       1.74       1.92       1.53       1.63        1.37

Portfolio turnover rate                          3          4          3          3           8

Net assets, end of period ($ X 1,000,000)    4,038      3,938      4,119      3,692       3,029

                                                    Schwab S&P 500 Index Fund  5

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
E.SHARES                                                 10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    18.81      17.62      16.37      13.79       16.46
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                                    0.35       0.39       0.26       0.23        0.23
  Net realized and unrealized gains or losses              2.67       1.11       1.21       2.56       (2.71)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          3.02       1.50       1.47       2.79       (2.48)

Less distributions:
  Dividends from net investment income                    (0.33)     (0.31)     (0.22)     (0.21)      (0.19)
                                                         -----------------------------------------------------------------

Net asset value at end of period                          21.50      18.81      17.62      16.37       13.79
                                                         -----------------------------------------------------------------
Total return (%)                                          16.25       8.58       9.10      20.55      (15.32)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                   0.21       0.24       0.28       0.28        0.28
  Gross operating expenses                                 0.21       0.25       0.30       0.31        0.31
  Net investment income                                    1.72       1.88       1.44       1.54        1.28

Portfolio turnover rate                                       3          4          3          3           8

Net assets, end of period ($ X 1,000,000)                   241        220        249        246         220

6  Schwab S&P 500 Index Fund

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND
Ticker symbol: ISLCX


INDEX

THE S&P 500 INDEX INCLUDES THE STOCKS OF 500 LEADING U.S. PUBLICLY TRADED COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce a portion of the gap attributable to expenses.

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH TOTAL RETURN BY TRACKING THE PERFORMANCE OF THE S&P 500(R) INDEX.

LARGE-CAP STOCKS

Although the 500 companies in the index constitute only about 10% of all the publicly traded companies in the United States, they represent approximately 72% of the total value of the U.S. stock market. (All figures are as of 12/31/06). For this reason, the index is widely used as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.
--------------------------------------------------------------------------------


                                  Schwab Institutional Select(R) S&P 500 Fund  7

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--mid- or small-cap stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The Schwab Institutional Select(R) S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

8  Schwab Institutional Select(R) S&P 500 Fund

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

      (9.20)  (12.05) (22.10) 28.47   10.72    4.88   15.79

        00      01      02      03      04      05      06

BEST QUARTER: 15.36% Q2 2003
WORST QUARTER: (17.22%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                   Since
                              1 year   5 years   inception
----------------------------------------------------------
FUND
  Before taxes                15.79     6.09       2.82 1
  After taxes on
    distributions             15.20     5.58       2.34 1
  After taxes on
    distributions and sale
    of shares                 10.27     4.95       2.12 1
S&P 500(R) INDEX              15.79     6.19       2.92 2

1 Inception: 2/1/99.

2 From: 2/1/99.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee*                                                           2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------

Management fees**                                                         0.11
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.12
                                                                        -------
Total annual operating expenses                                           0.23
Less expense reduction                                                   (0.13)
                                                                        -------
NET OPERATING EXPENSES***                                                 0.10
                                                                        -------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**  Restated to reflect current expenses.

*** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.10% through 2/27/08.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $10                  $61                  $116                 $280

                                  Schwab Institutional Select(R) S&P 500 Fund  9

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
                                            10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        9.57       8.95       8.30       7.00        8.36
                                            -----------------------------------------------------------
Income or loss from investment operations:
  Net investment income                       0.16       0.15       0.13       0.12        0.12
  Net realized and unrealized gains or
    losses                                    1.39       0.62       0.64       1.30       (1.37)
                                            -----------------------------------------------------------
  Total income or loss from investment
    operations                                1.55       0.77       0.77       1.42       (1.25)
Less distributions:
  Dividends from net investment income       (0.13)     (0.15)     (0.12)     (0.12)      (0.11)
                                            -----------------------------------------------------------
Net asset value at end of period             10.99       9.57       8.95       8.30        7.00
                                            -----------------------------------------------------------
Total return (%)                             16.39       8.64       9.36      20.65      (15.18)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.10       0.10       0.15       0.15        0.15
  Gross operating expenses                    0.28       0.33       0.35       0.36        0.37
  Net investment income                       1.84       1.82       1.56       1.65        1.38
Portfolio turnover rate                          2          3          3          4          12
Net assets, end of period ($ X 1,000,000)    2,080      1,246        348        272         203

10  Schwab Institutional Select(R) S&P 500 Fund

SCHWAB 1000 INDEX(R) Fund
Ticker symbols:  Investor Shares: SNXFX  Select Shares(R): SNXSX


INDEX

THE SCHWAB 1000 INDEX INCLUDES THE STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance its after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions to its shareholders.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).

LARGE- AND MID-CAP STOCKS

Although there are currently more than 4,961 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 89% of the total value of all U.S. stocks. (Figures are as of 12/31/06.)

These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.
--------------------------------------------------------------------------------


                                                   Schwab 1000 Index(R) Fund  11

                        Because it includes many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. Stock investors who want exposure beyond the large-cap segment of the U.S. stock market also may want to consider this fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large- and mid-cap portions of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE- AND MID-CAP RISK. Many of the risks of this fund are associated with its investment in the large- and mid-cap segments of the U.S. stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

12  Schwab 1000 Index(R) Fund

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

      31.92   27.16   21.00   (8.21)  (12.26) (21.19) 28.74   10.82    6.05   15.20

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 21.93% Q4 1998
WORST QUARTER: (16.61%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                                               Since
                                                               1 year   5 years   10 years   inception
------------------------------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                                 15.20     6.55       8.43       10.85 1
  After taxes on distributions                                 14.70     6.13       8.04       10.33 1
  After taxes on distributions and sale of shares               9.88     5.41       7.23        9.54 1

SELECT SHARES(R)
  Before taxes                                                 15.36     6.71         --        7.71 2

SCHWAB 1000 INDEX(R)                                           15.59     6.92       8.77       11.25 3

S&P 500(R) INDEX                                               15.79     6.19       8.42       10.94 3

1 Inception: 4/2/91. 2 Inception: 5/19/97. 3 From: 4/2/91.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                              INVESTOR   SELECT
(% of Transaction Amount)                                      SHARES   SHARES(R)
---------------------------------------------------------------------------------
Redemption fee*                                                 2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------

Management fees                                                 0.22      0.22
Distribution (12b-1) fees                                       None      None
Other expenses                                                  0.27      0.12
                                                                ---------------
Total annual operating expenses**                               0.49      0.34
                                                                ---------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the net operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.51% and 0.36%, respectively, through 2/27/08.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                             1 year              3 years              5 years              10 years
-----------------------------------------------------------------------------------------------------
INVESTOR SHARES               $50                  $157                 $274                 $616
SELECT SHARES                 $35                  $109                 $191                 $431

                                                   Schwab 1000 Index(R) Fund  13

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                             10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       35.31      32.54      30.25      25.25       29.57
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.50 1     0.55       0.37       0.33        0.31

  Net realized and unrealized gains or
    losses                                    5.05 1     2.70       2.26       4.99       (4.36)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                5.55       3.25       2.63       5.32       (4.05)

Less distributions:
  Dividends from net investment income       (0.46)     (0.48)     (0.34)     (0.32)      (0.27)
                                            -----------------------------------------------------------------
Net asset value at end of period             40.40      35.31      32.54      30.25       25.25
                                            -----------------------------------------------------------------
Total return (%)                             15.84      10.04       8.78      21.34      (13.87)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.49       0.50       0.50       0.49        0.46

  Gross operating expenses                    0.49       0.50       0.50       0.51        0.52

  Net investment income                       1.34       1.49       1.15       1.27        1.04

Portfolio turnover rate                          5          6          5          5           9

Net assets, end of period ($ X 1,000,000)    3,918      4,166      4,258      3,974       3,223

                                            11/1/05-   11/1/04-   11/1/03-   11/2/02-   11/1/01-
SELECT SHARES                               10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       35.34      32.56      30.27      25.26       29.58
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.56 1     0.56       0.42       0.37        0.35

  Net realized and unrealized gains or
    losses                                    5.04 1     2.74       2.25       4.99       (4.36)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                5.60       3.30       2.67       5.36       (4.01)

Less distributions:
  Dividends from net investment income       (0.51)     (0.52)     (0.38)     (0.35)      (0.31)
                                            -----------------------------------------------------------------
Net asset value at end of period             40.43      35.34      32.56      30.27       25.26
                                            -----------------------------------------------------------------
Total return (%)                             16.01      10.21       8.90      21.52      (13.77)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.34       0.35       0.35       0.35        0.35

  Gross operating expenses                    0.34       0.35       0.35       0.36        0.37

  Net investment income                       1.48       1.63       1.30       1.41        1.15

Portfolio turnover rate                          5          6          5          5           9

Net assets, end of period ($ X 1,000,000)    2,924      2,328      2,138      1,996       1,588

1 Calculated based on the average shares outstanding during the period.

14  Schwab 1000 Index(R) Fund

SCHWAB SMALL-CAP INDEX FUND(R)
Ticker symbols:  Investor Shares: SWSMX  Select Shares(R): SWSSX


INDEX

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R). The index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF SMALL CAPITALIZATION U.S. STOCKS.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks.

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.
--------------------------------------------------------------------------------


                                              Schwab Small-Cap Index Fund(R)  15

                        With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

RISKS

MARKET RISKS. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the small-cap portion of the U.S. stock market, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

16  Schwab Small-Cap Index Fund(R)

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:
- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes
- are shown for one share class only, and would be different for the other share class
- may not reflect your actual after-tax performance
- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

      25.69   (3.57)  24.20    3.73   (0.90)  (22.46) 43.37   16.47    4.66   16.62

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 24.44% Q2 2003
WORST QUARTER: (20.94%) Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                                               Since
                                                               1 year   5 years   10 years   inception
------------------------------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                                 16.62      9.58      9.35     10.16 1
  After tax on distributions                                   13.64      8.80      8.32      9.31 1
  After taxes on distributions and sale of shares              12.83      8.05      7.76      8.70 1

SELECT SHARES(R)
  Before taxes                                                 16.75      9.74        --      9.71 2

SCHWAB SMALL-CAP INDEX(R)                                      16.83      9.78     10.07     11.00 3

RUSSELL 2000 INDEX(R)                                          18.37     11.38      9.43     10.48 3

1 Inception: 12/3/93. 2 Inception: 5/19/97. 3 From: 12/3/93.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                    INVESTOR   SELECT
  (% of transaction amount)                          SHARES    SHARES
--------------------------------------------------------------------------------
Redemption fee*                                       2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------

Management fees                                       0.29      0.29
Distribution (12b-1) fees                             None      None
Other expenses                                        0.28      0.13
                                                     ----------------
Total annual operating expenses**                     0.57      0.42
                                                     ----------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the net operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.60% and 0.42%, respectively, through 2/27/08.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                         1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES           $58            $183           $318           $714
SELECT SHARES             $43            $135           $235           $530

                                              Schwab Small-Cap Index Fund(R)  17

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                             10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       22.31      19.92      18.22      13.27       15.98
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.23 1     0.14       0.13       0.11        0.13

  Net realized and unrealized gains or
    losses                                    3.67 1     2.38       1.68       4.98       (2.17)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                3.90       2.52       1.81       5.09       (2.04)

Less distributions:
  Dividends from net investment income       (0.14)     (0.13)     (0.11)     (0.14)      (0.09)

  Distributions from net realized gains      (0.15)        --         --         --       (0.58)
                                            -----------------------------------------------------------------

  Total distributions                        (0.29)     (0.13)     (0.11)     (0.14)      (0.67)
                                            -----------------------------------------------------------------
Net asset value at end of period             25.92      22.31      19.92      18.22       13.27
                                            -----------------------------------------------------------------
Total return (%)                             17.62      12.66       9.98      38.72      (13.66)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.57       0.58       0.59       0.56        0.49

  Gross operating expenses                    0.57       0.58       0.59       0.60        0.60

  Net investment income                       0.94       0.57       0.66       0.74        0.77

Portfolio turnover rate                         29         40         39         34          44

Net assets, end of period ($ X 1,000,000)      771        823        869        886         722

                                            11/1/05-   11/1/04-   11/1/03-   11/2/02-   11/1/01-
SELECT SHARES                               10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       22.36      19.96      18.25      13.28       16.00
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.27 1     0.17       0.17       0.14        0.14
  Net realized and unrealized gains or
    losses                                    3.67 1     2.39       1.68       4.99       (2.18)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                3.94       2.56       1.85       5.13       (2.04)

Less distributions:
  Dividends from net investment income       (0.18)     (0.16)     (0.14)     (0.16)      (0.10)

  Distributions from net realized gains      (0.15)        --         --         --       (0.58)
                                            -----------------------------------------------------------------

  Total distributions                        (0.33)     (0.16)     (0.14)     (0.16)      (0.68)
                                            -----------------------------------------------------------------
Net asset value at end of period             25.97      22.36      19.96      18.25       13.28
                                            -----------------------------------------------------------------
Total return (%)                             17.78      12.86      10.16      39.02      (13.62)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.42       0.41       0.42       0.41        0.38

  Gross operating expenses                    0.42       0.43       0.44       0.45        0.45

  Net investment income                       1.10       0.74       0.82       0.89        0.88

Portfolio turnover rate                         29         40         39         34          44

Net assets, end of period ($ X 1,000,000)      889        795        761        759         638

1 Calculated based on the average shares outstanding during the period.

18  Schwab Small-Cap Index Fund(R)

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
Ticker symbols  Investor Shares: SWTIX  Select Shares(R): SWTSX

INDEX

THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE--CURRENTLY MORE THAN 7,000 STOCKS. The index weights each stock according to its market capitalization (total market value of all shares outstanding).

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may attempt to replicate the total return of the U.S. stock market by using statistical sampling techniques. These techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including capitalization, divided yield, price/earnings ratio, and industry factors. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance its after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions to its shareholders.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM).

THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.

Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 1,000 of the market's listed stocks represent about 89% of its total value. (All figures on this page are as of 12/31/06).

In terms of performance, these segments can behave somewhat differently from each other, over the short-term as well as the long-term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.
--------------------------------------------------------------------------------



                                     Schwab Total Stock Market Index Fund(R)  19

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

20  Schwab Total Stock Market Index Fund(R)

                        With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three segments of the market: large-, mid-and small-cap.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the U.S. stock market, as measured by the index. It follows this market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. Because the fund uses statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market, the gap between the performance of the fund and that of the index may increase. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE- AND MID-CAP RISK. Many of the risks of this fund are associated with its investments in the large- and mid-cap segments of the U.S. stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments--bonds or small-cap stocks, for instance--the fund's performance also will lag those investments.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"Dow Jones," "Wilshire," "The DJW 5000(SM)," "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated and have been licensed for use for certain purposes by Charles Schwab & Co., Inc. The Schwab Total Stock Market Index Fund(R), based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire and neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such product.

                                     Schwab Total Stock Market Index Fund(R)  21

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

      (10.63) (11.19) (20.53) 30.69   12.34    6.01   15.38

        00      01      02      03      04      05      06

BEST QUARTER: 15.94% Q2 2003
WORST QUARTER: (16.56%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                                    Since
                                                               1 year   5 years   inception
-------------------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                                 15.38     7.37       3.67 1
  After taxes on distributions                                 14.92     6.99       3.31 1
  After taxes on distributions and sale of shares              10.00     6.16       2.94 1

SELECT SHARES(R)
  Before taxes                                                 15.53     7.54       3.82 1

WILSHIRE 5000 TOTAL MARKET INDEX                               15.87     7.64       3.85 2

1 Inception: 6/1/99.

2 From: 6/1/99.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                                        INVESTOR   SELECT
  (% of transaction amount)                                              SHARES    SHARES
------------------------------------------------------------------------------------------
Redemption fee*                                                           2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------------------

Management fees                                                           0.25      0.25
Distribution (12b-1) fees                                                 None      None
Other expenses                                                            0.28      0.13
                                                                        -----------------
Total annual operating expenses**                                         0.53      0.38
                                                                        -----------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the net operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.58% and 0.39%, respectively, through 2/27/08.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                        1 year              3 years              5 years              10 years
----------------------------------------------------------------------------------------------------
Investor Shares          $54                  $170                 $296                 $665
Select Shares            $39                  $122                 $213                 $480

22  Schwab Total Stock Market Index Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                             10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       20.77      19.04      17.48      14.35       16.62
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.30       0.29       0.19       0.16        0.16
  Net realized and unrealized gains or
    losses                                    3.01       1.69       1.53       3.14       (2.27)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                3.31       1.98       1.72       3.30       (2.11)

Less distributions:
  Dividends from net investment income       (0.25)     (0.25)     (0.16)     (0.17)      (0.16)
                                            -----------------------------------------------------------------
Net asset value at end of period             23.83      20.77      19.04      17.48       14.35
                                            -----------------------------------------------------------------
Total return (%)                             16.05      10.45       9.93      23.24      (12.86)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.53       0.54       0.56       0.53        0.40

  Gross operating expenses                    0.53       0.54       0.56       0.59        0.62

  Net investment income                       1.27       1.37       1.07       1.18        1.11

Portfolio turnover rate                          3          2          2          3           2

Net assets, end of period ($ X 1,000,000)      607        600        592        469         263

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
SELECT SHARES                               10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       20.83      19.09      17.52      14.37       16.65
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.31       0.31       0.22       0.20        0.19

  Net realized and unrealized gains or
    losses                                    3.04       1.71       1.54       3.14       (2.29)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                3.35       2.02       1.76       3.34       (2.10)

Less distributions:
  Dividends from net investment income       (0.28)     (0.28)     (0.19)     (0.19)      (0.18)
                                            -----------------------------------------------------------------
Net asset value at end of period             23.90      20.83      19.09      17.52       14.37
                                            -----------------------------------------------------------------
Total return (%)                             16.23      10.63      10.10      23.50      (12.81)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      0.38       0.39       0.39       0.36        0.27

  Gross operating expenses                    0.38       0.39       0.41       0.44        0.47

  Net investment income                       1.41       1.52       1.23       1.35        1.24

Portfolio turnover rate                          3          2          2          3           2

Net assets, end of period ($ X 1,000,000)      762        617        548        429         264

                                     Schwab Total Stock Market Index Fund(R)  23

SCHWAB INTERNATIONAL INDEX FUND(R)
Ticker symbols  Investor Shares: SWINX  Select Shares(R): SWISX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF LARGE, PUBLICLY TRADED NON-U.S. COMPANIES FROM COUNTRIES WITH DEVELOPED EQUITY MARKETS OUTSIDE OF THE UNITED STATES.

INTERNATIONAL STOCKS

Over the past decades, foreign stock markets have grown rapidly. The market value of the fund captures 23% of the world's total market capitalization. (All figures are as of 12/31/06.)

For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.
--------------------------------------------------------------------------------


INDEX

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX(R). The index includes stocks of 350 of the largest publicly traded companies from selected countries outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Singapore, Canada, Hong Kong and Japan--as of December 31, 2006, 21 countries in all. Within these countries, Schwab identifies 350 of the largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors) in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

Like many index funds, the fund also may invest in futures contracts (a contract to buy or sell a specific financial instrument at a specified price at a specific future time) and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

24  Schwab International Index Fund(R)

                        For long-term investors who are interested in the potential rewards of international investing and who are aware of the additional risks, this fund may be worth considering.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the performance of a mix of international large-cap stocks, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of market declines. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

FOREIGN INVESTMENT RISK. The fund's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.

DERIVATIVES RISK. The fund may use derivatives (including futures and forward contracts) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

                                          Schwab International Index Fund(R)  25

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:
- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes
- are shown for one share class only, and would be different for the other share class
- may not reflect your actual after-tax performance
- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES


[BAR CHART]

       7.31   15.85   33.62   (17.59) (22.74) (15.63) 36.13   18.21   12.66   24.79

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 19.88% Q4 1999
WORST QUARTER: (19.77%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                       Since
                       1 year   5 years   10 years   inception
--------------------------------------------------------------
INVESTOR SHARES
  Before taxes         24.79     13.80      7.28       7.56 1
  After taxes on
    distributions      23.57     13.04      6.68       6.98 1
  After taxes on
    distributions and
    sale of shares     16.11     11.62      6.02       6.34 1

SELECT SHARES(R)
  Before taxes         25.02     13.99        --       6.83 2

SCHWAB INTERNATIONAL
  INDEX(R)             25.18     14.55      7.83       8.15 3

MSCI-EAFE(R) INDEX     26.34     14.97      7.70       7.53 3

1 Inception: 9/9/93. 2 Inception: 5/19/97. 3 From: 9/9/93.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                              INVESTOR   SELECT
  (% of transaction amount)                                    SHARES    SHARES
--------------------------------------------------------------------------------
Redemption fee*                                                 2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------

Management fees                                                 0.39      0.39
Distribution (12b-1) fees                                       None      None
Other expenses                                                  0.31      0.16
                                                               ----------------
Total annual operating expenses                                 0.70      0.55
Less expense reduction                                         (0.01)    (0.05)
                                                               ----------------
NET OPERATING EXPENSES**                                        0.69      0.50
                                                               ----------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.69% and 0.50%, respectively, through 2/27/08.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES            $70            $223           $389           $870
SELECT SHARES              $51            $171           $302           $684

26  Schwab International Index Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                             10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       17.07      14.82      12.74      10.47       12.22
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.48       0.35       0.26       0.23        0.21

  Net realized and unrealized gains or
    losses                                    3.92       2.18       2.05       2.25       (1.82)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                4.40       2.53       2.31       2.48       (1.61)

Less distributions:
  Dividends from net investment income       (0.35)     (0.28)     (0.23)     (0.21)      (0.14)
                                            -----------------------------------------------------------------
Net asset value at end of period             21.12      17.07      14.82      12.74       10.47
                                            -----------------------------------------------------------------
Total return (%)                             26.15      17.30      18.40      24.24      (13.34)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                      0.69       0.68       0.69       0.65        0.58

  Gross operating expenses                    0.70       0.72       0.73       0.74        0.76

  Net investment income                       2.41       2.05       1.78       2.01        1.70

Portfolio turnover rate                         11         10          1          7          13

Net assets, end of period ($ X 1,000,000)      706        595        550        494         443

                                            11/1/05-   11/1/04-   11/1/03-   11/2/02-   11/1/01-
SELECT SHARES                               10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       17.09      14.83      12.75      10.47       12.23
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                       0.50       0.38       0.28       0.25        0.21

  Net realized and unrealized gains or
    losses                                    3.93       2.19       2.05       2.26       (1.82)
                                            -----------------------------------------------------------------
  Total income or loss from investment
    operations                                4.43       2.57       2.33       2.51       (1.61)

Less distributions:
  Dividends from net investment income       (0.38)     (0.31)     (0.25)     (0.23)      (0.15)
                                            -----------------------------------------------------------------
Net asset value at end of period             21.14      17.09      14.83      12.75       10.47
                                            -----------------------------------------------------------------
Total return (%)                             26.35      17.56      18.56      24.50      (13.31)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                      0.50       0.50       0.50       0.49        0.47

  Gross operating expenses                    0.55       0.57       0.58       0.59        0.61

  Net investment income                       2.60       2.23       1.97       2.19        1.81

Portfolio turnover rate                         11         10          1          7          13

Net assets, end of period ($ X 1,000,000)      954        776        687        629         536

                                          Schwab International Index Fund(R)  27

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $178 billion under management.

                  The investment adviser for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 10/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/06, these fees were 0.09% for the Schwab S&P 500 Index Fund, 0.00% for the Schwab Institutional Select S&P 500 Fund, 0.22% for the Schwab 1000 Index(R) Fund, 0.29% for the Schwab Small-Cap Index Fund(R), 0.25% for the Schwab Total Stock Market Index Fund(R), and 0.38% for the Schwab International Index Fund(R). These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  A discussion regarding the basis for the Board of Trustees' approval of each fund's investment advisory agreement is available in each fund's 2006 annual report, which covers the period of 11/1/05 through 10/31/06.

                  JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

                  LARRY MANO, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund(R) and the co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each fund is available in the Statement of Additional Information.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the funds. Shareholders invest in the funds through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.

Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.

30  Investing in the funds

BUYING SHARES

To purchase shares of the fund, place your orders through your Schwab account or through an account at another intermediary.

INVESTMENT MINIMUMS

CHOOSE A FUND, AND CHOOSE A SHARE CLASS IF APPLICABLE. Your choice may depend on the amount of your investment. With respect to the funds that offer Investor Shares and Select Shares, the Select Shares(R) have lower expenses than the Investor Shares. You may convert your Investor Shares into Select Shares at any time if your account balance in the fund is at least $50,000. As discussed below, you must contact Schwab or your other intermediary to request an interclass exchange of your Investor Shares for Select Shares--conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares, the funds reserve the right to redeem your shares. Select Shares may not be available through intermediaries other than Charles Schwab & Co., Inc. Currently, e.Shares(R) are available only for the Schwab S&P 500 Index Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.

                         MINIMUM INITIAL          MINIMUM
SHARE CLASS              INVESTMENT               BALANCE
-------------------------------------------------------------------------
INVESTOR SHARES          $100                     NONE

SELECT SHARES            $50,000                  $40,000

E.SHARES                 $1,000 ($500 for         NONE
                         retirement, education
                         and custodial accounts)

INSTITUTIONAL SELECT     $75,000                  $60,000
S&P 500 FUND

Certain investment managers, including CSIM and managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements.

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.


 DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your fund or
                       share class, as applicable.

CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested in shares of your fund or share class, as applicable.

CASH You receive payment for all dividends and capital gain distributions.

 METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the funds. Please contact your intermediary to learn how to place orders.

32  Investing in the funds

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds(TM) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's or share class' investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A fund calculates its share price or the share price for each of its share classes, as applicable, each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a fund in good order on or prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

When you place an order, please consult with your intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with a fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

In valuing their securities, the funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Shareholders of the Schwab International Index Fund(TM) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.

Each fund's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: trade activity monitoring; redemption fees; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, these methods (other than redemption fees) are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund's long-term shareholders. Each fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

34  Investing in the funds

The funds may also defer to an intermediary's frequent trading policies with respect to those shareholders who invest in the funds through such intermediary. The funds will defer to an intermediary's policies only after the funds determine that the intermediary's frequent trading policies adequately protect fund shareholders. Transactions by fund shareholders investing through such intermediaries will be subject to the restrictions of the intermediary's frequent trading policies, which may differ from those of the funds. Shareholders should consult with their intermediaries to determine the frequent trading restrictions that apply to their fund transactions.

TRADE ACTIVITY MONITORING. Each fund, through its service providers, maintains trade activity monitoring procedures with respect to the purchase, sale and exchange of fund shares. This process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether such activity is detrimental to the fund.

If, as a result of this trade activity monitoring, a fund believes that a shareholder has engaged in market timing, it may, in its sole discretion, request the shareholder to stop such market timing activities or refuse to process purchases or exchanges in the shareholder's account. Each fund specifically reserves the right to reject any purchase or exchange orders by any investor or group of investors indefinitely for any reason. Transactions placed in contravention of a fund's market timing policies are not necessarily deemed accepted by the fund and may be canceled or revoked by the fund on the next business day following receipt by the fund.

Fund shares may be held through 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers' investments in one account and to purchase, redeem and exchange fund shares without the identity of a particular customer being known to a fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the funds' market timing policies. As a result, a fund cannot assure that its policies will be enforced with regard to fund shares held through such omnibus arrangements. While each fund may monitor share turnover at the omnibus account level, a fund's ability to monitor and detect market timing by particular shareholders in these omnibus accounts is limited, and, therefore, the fund may not be able to determine whether trading by these shareholders is contrary to the fund's market timing policies.

REDEMPTION FEES. The Schwab Equity Index Funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date, as detailed below. The funds impose the redemption fees in an effort to deter short-term trading, to facilitate efficient fund management, to minimize the impact on fund performance and to offset fund transaction costs and other expenses. Each of the Schwab Equity Index Funds charges a redemption fee of 2.00% on shares sold or exchanged 30 days or less after purchasing them. These fees may be imposed to the extent the shares redeemed exceed the number of shares that have been held more than the specified number of days. Each fund treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Fund shares purchased with reinvested dividends are not subject to redemption fees. Each fund retains the redemption fees for the benefit of the remaining shareholders. There is no redemption fee when you exchange shares between share classes of the same fund.

As noted above, the fund shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the fund. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of a fund or may be unwilling to collect the fees. As such, a fund may not be able to collect redemption fees through these intermediaries. Each fund notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the fund.

Each fund reserves the right to waive its redemption fee if the fund or its service providers believe that such waivers are consistent with the best interests of the fund and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions by certain fee-based or wrap programs; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with the fund or financial intermediaries; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the fund. Each fund also reserves the right to modify or eliminate the redemption fees or waivers at any time.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each fund's securities when market prices are not "readily available" or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities.

36  Investing in the funds

This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a fund's portfolio holdings and the net asset value of the fund's shares, and seeks to ensure that the prices at which the fund's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each fund makes fair value determinations in good faith in accordance with the fund's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.

PORTFOLIO HOLDINGS. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------


DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each fund's year-end distribution, if any, may be made available on the fund's website www.schwab.com/schwabfunds.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

38  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBERS

    Schwab S&P 500 Index Fund                 811-7704
    Schwab Institutional Select S&P 500
    Fund                                      811-7704
    Schwab 1000 Index(R) Fund                 811-6200
    Schwab Small-Cap Index Fund(R)            811-7704
    Schwab Total Stock Market Index
    Fund(R)                                   811-7704
    Schwab International Index Fund(R)        811-7704




   REG13644FLT-13

SCHWAB EQUITY INDEX FUNDS

PROSPECTUS
February 28, 2007
As amended July 2, 2007

                                                           [CHARLES SCHWAB LOGO]

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI, or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBERS

    Schwab S&P 500 Index Fund                 811-7704
    Schwab Institutional Select S&P 500
      Fund                                    811-7704
    Schwab 1000 Index(R) Fund                 811-6200
    Schwab Small-Cap Index Fund(R)            811-7704
    Schwab Total Stock Market Index
    Fund(R)                                   811-7704
    Schwab International Index Fund(R)        811-7704




   REG13644FLD-13

SCHWAB EQUITY INDEX FUNDS

PROSPECTUS
February 28, 2007
As amended July 2, 2007

                                                           [CHARLES SCHWAB LOGO]

                                                             [LAUDUS FUNDS LOGO]
PROSPECTUS

February 28, 2007
As amended July 2, 2007

                                                    COMMAND PERFORMANCE TM

LAUDUS MARKETMASTERS FUNDS TM

Laudus U.S. MarketMasters Fund TM
Laudus Small-Cap MarketMasters Fund TM
Laudus International MarketMasters Fund TM

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

LAUDUS MARKETMASTERS FUNDS TM


       ABOUT THE FUNDS

          Laudus U.S. MarketMasters Fund TM........................    2

          Laudus Small-Cap MarketMasters Fund TM...................   10

          Laudus International MarketMasters Fund TM...............   18

          Fund management..........................................   29

       INVESTING IN THE FUNDS

          Placing orders...........................................   39

          Buying shares............................................   40

          Selling/exchanging shares................................   41

          Transaction policies.....................................   42

          Distributions and taxes..................................   46

                  ABOUT THE FUNDS

The funds in this prospectus share a "multi-manager" strategy. The funds' investment adviser, Charles Schwab Investment Management, Inc. (CSIM), uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund's assets. By combining the strengths of different managers, the funds seek to bring together a variety of market capitalization ranges across investment styles that include:

VALUE an approach that seeks companies whose stocks appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow

GROWTH an approach that focuses on a company's prospects for growth of revenue and earnings

BLEND an approach involving elements of value and growth styles

In addition to selecting the investment managers and allocating fund assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds. Each business day, CSIM reviews the funds' holdings, evaluates the performance of the investment managers, watches for any incidental overweighting in a security or industry, and looks for opportunities to offset capital gains with losses.

The talents of seasoned investment managers, along with CSIM's ability to assemble and oversee them, are expected to result in strong, diversified and sound investment choices.

The funds are designed for long-term investors. The funds' performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

LAUDUS U.S. MARKETMASTERS FUND TM
Ticker symbols  Investor Shares: SWOGX  Select Shares(R): SWMGX

--------------------------------------------------------------------------------
THE FUND SEEKS CAPITAL GROWTH.

SIZES OF STOCKS

The performance of U.S. large-cap stocks is widely followed, in part because they make up so much of the total value of the U.S. stock market.

For example, the 500 companies in the S&P 500(R) Index constitute only about 10% of all the publicly traded companies in the United States, yet they represent approximately 72% of the total value of the U.S. stock market. (All figures are as of 12/31/06.)

Because small- and mid-cap stocks may at times perform differently from large-cap stocks (and from each other), the fund's exposure to these stocks means that its performance is likely to be somewhat different than if it invested in large-cap stocks exclusively.
--------------------------------------------------------------------------------


STRATEGY

UNDER NORMAL CIRCUMSTANCES, THE FUND PURSUES ITS GOAL BY INVESTING AT LEAST 80% OF ITS NET ASSETS IN EQUITY SECURITIES OF U.S. COMPANIES or investments with similar economic characteristics, such as futures. The fund will notify its shareholders at least 60 days before changing this policy. The fund expects to invest a majority of its assets in large- and mid-cap companies, but also may invest, to a lesser extent, in small-cap companies.

CSIM allocates portions of the fund's assets to several investment managers, who then manage their respective portions under the general supervision of CSIM. In choosing the investment managers and their allocations, CSIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the investment managers' performance in various market conditions. In addition to monitoring and coordinating the investment managers, CSIM also manages the cash portion of the fund.

In determining which securities to buy and sell, the investment managers use active management methods--that is, methods based on their judgments about such factors as a company's financial condition and prospects, its stock price, and the economy in general. Although each investment manager uses its own securities selection process and invests within a specific market capitalization range and investment style, all investment managers look for securities that have the potential for capital appreciation.

The following table identifies the fund's investment managers, their areas of focus and asset allocation. For more details, see the "Fund management" section of this prospectus.

                                                                          ALLOCATION OF
                                                                          NET ASSETS
INVESTMENT MANAGER                                  INVESTMENT STYLE      (%) 1
-------------------------------------------------------------------------------------------
GARDNER LEWIS ASSET MANAGEMENT L.P.                 Large-cap growth            21.4
HARRIS ASSOCIATES L.P.                              Mid/large-cap value         20.3
TCW INVESTMENT MANAGEMENT COMPANY                   Small/mid-cap blend         22.6
THORNBURG INVESTMENT MANAGEMENT, INC.               Large-cap blend             34.1
CASH AND OTHER ASSETS                               --                           1.6

1 As of December 31, 2006.

2  Laudus U.S. MarketMasters Fund TM

GARDNER LEWIS ASSET MANAGEMENT L.P.'S ("GARDNER LEWIS") investment process focuses on companies that show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors, and suppliers of current and potential companies, the manager attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. Companies within the Gardner Lewis portfolio typically show strong earnings growth when compared to the previous year's comparable period. Gardner Lewis generally avoids companies that have excessive levels of debt, and favors investment in companies whose price-to-earnings ratio when purchased is less than that company's projected growth rate for the coming year. In selecting these companies, the manager includes analysis of the following: growth rate of earnings; financial performance; management strengths and weaknesses; current market valuation in relation to earnings growth; historic and comparable company valuations; level and nature of the company's debt, cash flow, and working capital; and quality of the company's assets. The number of holdings in the Gardner Lewis portion of the fund is limited to 50 stocks; therefore, any new position must displace all or part of an existing portfolio holding. This forced displacement requires the constant re-evaluation of each one of the holdings in the context of new opportunities. While securities generally are acquired for the long term, they may be sold under any of the following circumstances: forced displacement by a better idea; realization of the manager's price objective; disparity between Wall Street expectations and what Gardner Lewis perceives to be reality; and deteriorating fundamentals.

HARRIS ASSOCIATES L.P. ("HARRIS") is a value investor and utilizes a fundamental, bottom-up investment approach. They look for above-average businesses trading at below-average prices that are run by managers who act to maximize the value of the business for shareholders. Harris purchases stock that they believe to be out-of-favor for temporary (not secular) reasons, and trade at a significant discount to their estimated intrinsic business value. For each of the stocks on Harris' internal, approved list, buy and sell targets are established when the stock is first added to this list. These targets, determined by the analyst, are reviewed regularly to ensure they reflect current company fundamentals. Each stock is rated "buy," "hold," or "sell" based on the current stock price in relation to the analyst buy/sell target. Harris sells a stock for four reasons: when a stock achieves 90% of its fair value; when there is a significantly more attractive investment; when they detect a deterioration in company fundamentals; or when they discern that management is no longer a steward of shareholder interests.

TCW INVESTMENT MANAGEMENT COMPANY ("TCW") seeks to achieve capital appreciation through investment in inefficiently priced small and medium-sized companies through bottom-up, fundamental research. TCW sells positions when the level of earnings growth is achieved, and the market values of these earnings are at levels commensurate with other companies sharing these growth prospects.

                                            Laudus U.S. MarketMasters Fund TM  3

THORNBURG INVESTMENT MANAGEMENT, INC.'S ("THORNBURG") investment strategy is to hold stocks representing promising companies purchased at a discount to Thornburg's appraisal of their long-term intrinsic value. These stocks fall into three categories they identify as Basic Value (cyclicals), Consistent Earners (seasoned non-cyclicals) and Emerging Franchises (younger companies with Thornburg's perception of a favorable trade-off of return/risk). Stock selection is on an individual company basis using a fundamental research process that includes financial analysis, management interviews, and valuation appraisal. Thornburg establishes a target price at time of purchase. Thornburg sells stocks
(1) at or near target prices, (2) when company fundamentals no longer support their investment thesis, or (3) if another stock is perceived to represent better value and a better risk/reward trade-off. In emerging markets, Thornburg typically holds premiere companies in those markets or companies with leading business positions.

The fund may buy and sell portfolio securities actively. In addition, one investment manager may purchase portfolio securities at the same time that another investment manager sells the same securities. As a result, the fund's portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

4  Laudus U.S. MarketMasters Fund TM

                        This fund, which emphasizes U.S. stock investments, may make sense for you if you believe in the long-term growth potential of the U.S. stock market.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE- AND MID-CAP RISK. Many of the risks of this fund are associated with its investments in the large- and mid-cap segments of the U.S. stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments--bonds or small-cap stocks, for instance--the fund's performance also will lag those investments.

SMALL-CAP RISK. The fund may invest a portion of its assets in stocks of small-cap companies, which, historically, have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

INVESTMENT STYLE RISK. The fund's investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

MANAGEMENT RISK. As with all actively managed funds, the strategies of the fund's managers--its investment adviser and investment managers--may not achieve their desired results. For example, with value stocks, the market might fail to recognize the true worth of an undervalued company, or a manager might misjudge that worth. With growth stocks, whose prices depend largely on expectations of companies' future growth, a manager's expectations may prove to be unfounded.

MULTI-MANAGER RISK. Although CSIM monitors and seeks to coordinate the overall management of the fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, the fund's exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns or hedge against market declines. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

                                            Laudus U.S. MarketMasters Fund TM  5

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance. Because the fund was originally an asset allocation fund with a multi-fund strategy, its performance prior to June 3, 2002, does not reflect the fund's current strategy and may have been different if it did.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

      18.36   15.15   35.65   (11.97) (8.67)  (24.45) 38.55    5.70    4.63   14.56

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 25.72% Q4 1999
WORST QUARTER: (17.80%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                                               Since
                                                               1 year   5 years   10 years   inception
------------------------------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                                 14.56     5.81       7.02        7.02 1
  After taxes on distributions                                 14.40     5.77       5.45        5.40 1
  After taxes on distributions and sale of shares               9.46     5.00       5.11        5.07 1

SELECT SHARES(R)
  Before taxes                                                 14.69       --         --       10.26 2
S&P 500(R) INDEX                                               15.79     6.19       8.42        8.39 3

1 Inception: 11/18/96.

2 Inception: 6/4/04.

3 From: 11/18/96.

6  Laudus U.S. MarketMasters Fund TM

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                                        INVESTOR   SELECT
  (% of transaction amount)                                              SHARES   SHARES(R)
------------------------------------------------------------------------------------------
Redemption fee*                                                           2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------------------
Management fees                                                           0.93      0.93
Distribution (12b-1) fees                                                 None      None
Other expenses                                                            0.45      0.40
                                                                        -----------------
Total annual operating expenses                                           1.38      1.33
Less expense reduction                                                   (0.13)    (0.26)
                                                                        -----------------
NET OPERATING EXPENSES**                                                  1.25      1.07
                                                                        -----------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.25% and 1.07%, respectively, through 2/27/08. "Net operating expenses" does not reflect custody credits received.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------
INVESTOR SHARES            $127           $424           $743          $1,646
SELECT SHARES              $109           $396           $704          $1,579

                                            Laudus U.S. MarketMasters Fund TM  7

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                                          10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    11.26      10.30       9.94       7.48        9.20
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income or loss                            0.03       0.02      (0.03)     (0.01)       0.06
  Net realized and unrealized gains or losses              1.63       0.94       0.39       2.47       (1.68)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          1.66       0.96       0.36       2.46       (1.62)

Less distributions:
  Dividends from net investment income                    (0.02)        --         --         --       (0.10)
                                                         -----------------------------------------------------------------
Net asset value at end of period                          12.90      11.26      10.30       9.94        7.48
                                                         -----------------------------------------------------------------
Total return (%)                                          14.71       9.32       3.62      32.89      (17.92)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                   1.20 1     1.25       1.25       1.25        0.83 2,3
  Gross operating expenses                                 1.37       1.38       1.39       1.42        1.16 3
  Net investment income or loss                            0.18       0.14      (0.25)     (0.12)       0.50

Portfolio turnover rate                                      65         83         72         97         390

Net assets, end of period ($ X 1,000,000)                   134        150        180        169         129

1 The ratio of net operating expenses would have been 1.25%, if custody credits had not been included.

2 The ratio of net operating expenses would have been 0.74% if certain non-routine expenses (proxy fees) had not been included.

3 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

8  Laudus U.S. MarketMasters Fund TM

                                                         11/1/05-   11/1/04-   6/4/04 1-
SELECT SHARES                                            10/31/06   10/31/05   10/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    11.30      10.32       10.42
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income or loss                            0.04       0.02       (0.00) 2
  Net realized and unrealized gains or losses              1.63       0.96       (0.10)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          1.67       0.98       (0.10)

Less distributions:
  Dividends from net investment income                    (0.04)        --          --
                                                         -----------------------------------------------------------------
Net asset value at end of period                          12.93      11.30       10.32
                                                         -----------------------------------------------------------------
Total return (%)                                          14.81       9.50       (0.96) 3


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                   0.97 4     1.07        1.07 5
  Gross operating expenses                                 1.33       1.33        1.37 5
  Net investment income or loss                            0.43       0.25       (0.08) 5

Portfolio turnover rate                                      65         83          72 3

Net assets, end of period ($ X 1,000,000)                     8          2           1

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 The ratio of net operating expenses would have been 1.07%, if custody credits had not been included.

5 Annualized.

                                            Laudus U.S. MarketMasters Fund TM  9

LAUDUS SMALL-CAP MARKETMASTERS FUND TM
Ticker symbols Investor Shares: SWOSX Select Shares(R): SWMSX

--------------------------------------------------------------------------------
THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

SMALL-CAP STOCKS AND CAPITAL GROWTH

There are thousands of small-cap companies, which historically have made up approximately 10%-20% of the total U.S. market capitalization. These companies are found in every industry, although they tend to be concentrated in high-growth sectors such as technology.

Over the past 70 years, stocks of these companies have offered high long-term growth rates. At the same time, they have often been more volatile than large-cap stocks, sometimes suffering deep slumps and at other times enjoying strong market enthusiasm.
--------------------------------------------------------------------------------


STRATEGY

UNDER NORMAL CIRCUMSTANCES, THE FUND PURSUES ITS GOAL BY INVESTING AT LEAST 80% OF ITS NET ASSETS IN EQUITY SECURITIES of companies with small market capitalizations or investments with similar economic characteristics, such as futures. The fund will notify its shareholders at least 60 days before changing this policy. Companies with small market capitalizations generally are those with market capitalizations of $2.5 billion or less but may include companies with market capitalizations of up to $5 billion so long as the purchase of those securities would not cause the average weighted market capitalization of the fund to exceed $3 billion.

CSIM allocates portions of the fund's assets to several investment managers, who then manage their respective portions under the general supervision of CSIM. In choosing the investment managers and their allocations, CSIM considers a number of factors, including market trends, its own outlook for a given market capitalization or investment style category, and the investment managers' performance in various market conditions. In addition to monitoring and coordinating the investment managers, CSIM also manages the cash portion of the fund.

In determining which securities to buy and sell, the investment managers use active management methods--that is, methods based on their judgments about such factors as a company's financial condition and prospects, its stock price, and the economy in general. Although each investment manager uses its own securities selection process and invests within a specific market capitalization range and investment style, all investment managers look for securities that have the potential for capital appreciation.

The following table identifies the fund's investment managers, their areas of focus and asset allocation. For more details, see the "Fund management" section of this prospectus.

                                                              ALLOCATION OF
INVESTMENT MANAGER                         INVESTMENT STYLE   NET ASSETS (%) 1
------------------------------------------------------------------------------
TAMRO CAPITAL PARTNERS, LLC                 Small-cap
                                            value/blend               30
TCW INVESTMENT MANAGEMENT                   Small/mid-cap
COMPANY                                     blend                     22
TOCQUEVILLE ASSET MANAGEMENT LP             Small-cap blend           30
NEUBERGER BERMAN MANAGEMENT INC.            Small-cap                 18
CASH AND OTHER ASSETS                       --                        --

1 Estimated target allocations.

10  Laudus Small-Cap MarketMasters Fund TM

TAMRO CAPITAL PARTNERS, LLC ("TAMRO") combines valuation with a unique thematic bottom-up approach to identify true fundamental opportunities. TAMRO manages their allocation of assets with an emphasis on identifying companies with attractive valuations and evidence of a positive dynamic for change that is currently not reflected in the stock price. That change is reflected in identifying leading industry consolidators that are temporarily depressed; companies that are restructuring operations where new management with a successful track record and strong incentives can come in and achieve significant earnings improvement. In addition, they look for companies where new products will accelerate revenue and earnings growth to new levels, but the market valuation does not reflect this growth rate. Securities are attractive for purchase when trading at the low end of their historic range and offer a favorable risk/reward ratio. TAMRO monitors the valuation and fundamental developments of each security in its portfolio. Quarterly earnings reports are reviewed by the investment committee and TAMRO's reasons to sell are based on earnings growth decelerating, price preceding fundamental developments, lack of confidence in management or a more attractive opportunity.

TCW INVESTMENT MANAGEMENT COMPANY ("TCW") seeks to achieve capital appreciation through investment in inefficiently priced small and medium-sized companies through bottom-up, fundamental research. TCW sells positions when the level of earnings growth is achieved, and the market values of these earnings are at levels commensurate with other companies sharing these growth prospects.

TOCQUEVILLE ASSET MANAGEMENT LP ("TOCQUEVILLE") is a manager of small-cap domestic equities utilizing a Contrarian-Value approach. They seek unique, financially strong companies that have considerable long-term potential but are experiencing near-term profitability issues which have caused the stock to fall by 50% or more in value, thus limiting downside risk. Intensive fundamental analysis is performed during the first twelve months to develop confidence in understanding the company's problem plus their plan for recovery. Tocqueville constantly assesses the probability that management will succeed in showing important progress. They build positions over 3-12 months as management executes on their plan to restore profitability but typically sell if no improvement is realized within 4-6 quarters from initial purchase. Positions are retained until investors begin to recognize the improving outlook for fundamentals. Typically, the holding period is three years. Positions will be sold sooner if management fails to show progress with their business plan.

NEUBERGER BERMAN MANAGEMENT INC. ("NEUBERGER") Seeks growth of capital. The managers employ a disciplined investment strategy when selecting small-cap growth stocks, which they define as those with a total market value of no more than $2 billion at the time the fund first invests in them. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the managers analyze such factors as financial condition, market

                                      Laudus Small-Cap MarketMasters Fund TM  11
share and competitive leadership of the company's products, earnings growth relative to competitors, market valuation in comparison to a stock's own historical norms and the stocks of other small-cap companies.

The fund may buy and sell portfolio securities actively. In addition, one investment manager may purchase portfolio securities at the same time that another investment manager sells the same securities. As a result, the fund's portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

12  Laudus Small-Cap MarketMasters Fund TM

For the long-term investor, a small-cap stock investment can be important because of the exposure it provides to a different segment of the stock market.

                                      Laudus Small-Cap MarketMasters Fund TM  13

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag those investments.

INVESTMENT STYLE RISK. The fund's investment managers attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

MANAGEMENT RISK. As with all actively managed funds, the strategies of the fund's managers--its investment adviser and investment managers--may not achieve their desired results. For example, with value stocks, the market might fail to recognize the true worth of an undervalued company, or a manager might misjudge that worth. With growth stocks, whose prices depend largely on expectations of companies' future growth, a manager's expectations may prove to be unfounded.

MULTI-MANAGER RISK. Although CSIM monitors and seeks to coordinate the overall management of the fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, the fund's exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns or hedge against market declines. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:

- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance. Because the fund originally used a multi-fund strategy, its performance prior to June 3, 2002, does not reflect the fund's current strategy and may have been different if it did.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31


INVESTOR SHARES

[BAR CHART]

       0.61   37.88   (11.36) (0.09)  (25.92) 58.68   15.35    2.68   14.58

        98      99      00      01      02      03      04      05      06

BEST QUARTER: 27.68% Q2 2003
WORST QUARTER: (24.08%) Q3 2002

ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                                    Since
                                                               1 year   5 years   inception
-------------------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                                  14.58     9.79       7.37 1
  After taxes on distributions                                  11.42     8.92       6.07 1
  After taxes on distributions and sale of shares               12.28     8.38       5.79 1

SELECT SHARES(R)
  Before taxes                                                  14.86       --      11.69 2

RUSSELL 2000 INDEX                                              18.37    11.38       7.78 3

1 Inception: 9/16/97.

2 Inception: 6/9/04.

3 From: 9/16/97.

14  Laudus Small-Cap MarketMasters Fund TM

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                              INVESTOR   SELECT
(% OF TRANSACTION AMOUNT)                                      SHARES   SHARES(R)
---------------------------------------------------------------------------------
Redemption fee*                                                 2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                 1.17      1.17
Distribution (12b-1) fees                                       None      None
Other expenses                                                  0.46      0.41
                                                               ----------------
Total annual operating expenses                                 1.63      1.58
Less expense reduction                                         (0.08)    (0.21)
                                                               ----------------
NET OPERATING EXPENSES**                                        1.55      1.37
                                                               ----------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.55% and 1.37%, respectively, through 2/27/08. "Net operating expenses" does not reflect custody credits received.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                              1 year              3 years              5 years              10 years
----------------------------------------------------------------------------------------------------
INVESTOR SHARES                $158                 $506                 $879                $1,926
SELECT SHARES                  $139                 $478                 $841                $1,861

                                      Laudus Small-Cap MarketMasters Fund TM  15

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                                          10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     13.38      12.18      11.08       7.18       8.73
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income or loss                            (0.13)     (0.14)     (0.14)     (0.09)      0.04

  Net realized and unrealized gains or losses               2.08       1.34       1.24       3.99      (1.54)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations           1.95       1.20       1.10       3.90      (1.50)

Less distributions:

  Dividends from net investment income                        --         --         --      (0.00) 1   (0.03)

  Distributions from net realized gains                    (1.13)        --         --         --      (0.02)
                                                         -----------------------------------------------------------------
Total distributions                                        (1.13)        --         --      (0.00) 1   (0.05)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           14.20      13.38      12.18      11.08       7.18
                                                         -----------------------------------------------------------------
Total return (%)                                           15.33       9.85       9.93      54.32     (17.34)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                                    1.48 2     1.55       1.55       1.55       0.93 3,4

  Gross operating expenses                                  1.63       1.69       1.77       1.80       1.31 3

  Net investment income                                    (0.82)     (0.95)     (1.08)     (0.98)      0.06

Portfolio turnover rate                                      105         94        140         94        324

Net assets, end of period ($ X 1,000,000)                     95        108        129        115         81

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 1.55% for the period ended
  10/31/06, if custody credits had not been included.

3 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

4 The ratio of net operating expenses would have been 0.84% if certain non-routine expenses (proxy fees) had not been included.

16  Laudus Small-Cap MarketMasters Fund TM

                                            11/1/05-   11/1/04-   6/9/04 1-
SELECT SHARES                               10/31/06   10/31/05   10/31/04
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       13.41      12.19       12.11
                                            -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment loss                        (0.02)     (0.11)      (0.03)

  Net realized and unrealized gains or
    losses                                    2.01       1.33        0.11
                                            -----------------------------------------------------------------
  Total income from investment operations     1.99       1.22        0.08

Less distributions:
  Distributions from net realized gains      (1.13)        --          --
                                            -----------------------------------------------------------------
Net asset value at end of period             14.27      13.41       12.19
                                            -----------------------------------------------------------------
Total return (%)                             15.61      10.01        0.66 2

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------

Ratios to average net assets:

  Net operating expenses                      1.16 3     1.37        1.37 4

  Gross operating expenses                    1.55       1.63        1.79 4

  Net investment income                      (0.43)     (0.76)      (0.91) 4

Portfolio turnover rate                        105         94         140 2

Net assets, end of period ($ X 1,000,000)        7          1        0.32

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 1.36% for the period ended
  10/31/06, if custody credits had not been included.

4 Annualized.

                                      Laudus Small-Cap MarketMasters Fund TM  17

LAUDUS INTERNATIONAL MARKETMASTERS FUND TM
Ticker symbols Investor Shares:  SWOIX Select Shares(R):  SWMIX

--------------------------------------------------------------------------------
THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

INTERNATIONAL STOCKS

Approximately two-thirds of the world's market opportunities lie outside the United States. These include developed countries whose securities markets are established and whose economies are industrialized, as well as emerging markets, where industrialization and securities markets are in the process of developing.

With so many opportunities available, it is difficult for any one investment adviser to maintain expertise in all industries and regions. The multi-manager approach offers a potential solution by allowing CSIM to assemble a combination of investment managers whose strengths lie in different areas.
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND NORMALLY INVESTS A SUBSTANTIAL AMOUNT OF ITS ASSETS IN EQUITY SECURITIES of companies outside the United States. The fund expects to invest in companies across all market capitalization ranges. The fund typically focuses on developed markets but may invest in companies from emerging markets as well. In determining whether a company is international, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

CSIM allocates portions of the fund's assets to several investment managers, who then manage their respective portions under the general supervision of CSIM. In choosing the investment managers and their allocations, CSIM considers a number of factors, including global economic trends, its own outlook for a given market capitalization or investment style category and regions and countries that offer the greatest potential for growth, and the investment managers' performance in various market conditions. In addition to monitoring and coordinating the investment managers, CSIM also manages the cash portion of the fund.

In determining which securities to buy and sell, the investment managers use active management methods--that is, methods based on their judgments about such factors as a company's financial condition and prospects, its stock price, regional and country trends, and the economy in general. Although each investment manager uses its own securities selection process and invests within a specific investment style, all investment managers look for securities that have the potential for capital appreciation.

18  Laudus International MarketMasters Fund TM

The following table identifies the fund's investment managers, their areas of focus and asset allocation. For more details, see the "Fund management" section of this prospectus.

                                                                                                ALLOCATION OF
INVESTMENT MANAGER                                      INVESTMENT STYLE                        NET ASSETS(%) 1
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.     International small-/mid-cap company         26.7
HARRIS ASSOCIATES L.P.                                  International value                          32.2
MONDRIAN INVESTMENT PARTNERS LIMITED                    International small-cap                      14.5
WENTWORTH, HAUSER AND VIOLICH, INC.                     International growth                          5.5
WILLIAM BLAIR & COMPANY, LLC                            International growth                         21.1

1 As of December 31, 2006.

AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.'S ("AMERICAN CENTURY") portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that they make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portion of the fund managed by American Century will be invested primarily in equity securities of companies that are small- and medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The portfolio managers generally consider small-sized companies

                                  Laudus International MarketMasters Fund TM  19
to include those with a market capitalization less than $1.5 billion and medium-sized companies to include those with a market capitalization between $1.5 billion and $5 billion; however the portfolio managers do not eliminate companies from consideration based solely on market capitalization. If the companies in which the fund invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the portfolio managers determine that the availability of small- and medium-sized companies in which to invest is not adequate to meet the fund's investment needs, the portfolio managers may invest in large-sized companies.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.

HARRIS ASSOCIATES L.P. ("HARRIS") is a value investor and utilizes a fundamental, bottom-up investment approach. They look for above-average businesses trading at below-average prices that are run by managers who act to maximize the value of the business for shareholders. Harris purchases stock that they believe to be out-of-favor for temporary (not secular) reasons, and trade at a significant discount to their estimated intrinsic business value. For each of the stocks on Harris's internal, approved list, buy and sell targets are established when the stock is first added to this list. These targets, determined by the analyst, are reviewed regularly to ensure they reflect current company fundamentals. Each stock is rated "buy," "hold," or "sell" based on the current stock price in relation to analyst buy/sell target. Harris sells a stock for four reasons: when a stock achieves 90% of its fair value; when there is a significantly more attractive investment; when they detect a deterioration in company fundamentals; or when they discern that management is no longer a steward of shareholder interests.

MONDRIAN INVESTMENT PARTNERS LIMITED ("MONDRIAN") In managing its segment of the fund's assets, Mondrian conducts research on a global basis in an effort to identify securities that have the potential for long term total return. The center of the research effort is a value-oriented dividend discount methodology toward individual securities and market analysis that identifies value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In an international portfolio, currency returns can be an integral component of an investment's total return. Mondrian uses a

20 Laudus International MarketMasters Fund TM purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the United States and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

WENTWORTH, HAUSER AND VIOLICH, INC. ("WHV") believes superior investment performance depends primarily on investing in the most attractive global economic sectors. During the 1990's, Mr. Richard K. Hirayama (portfolio manager) recognized that the world's investment landscape had evolved from being influenced by regional or country-specific events to an environment defined primarily by two dominant global forces: 1) globalization of the business world by economic sectors and 2) categorization of stocks by sectors rather than by country of origin. To take advantage of this changed environment, WHV adopted a top-down sector based approach.

Mr. Hirayama looks for those sectors of the global economy best positioned for growth and those securities therein poised to best capture that growth. Particular attention is devoted to identifying supply and demand imbalances that are likely to persist over time.

The WHV International Equity strategy typically concentrates on growth oriented large-cap securities. While the long-term focus is on large capitalization growth oriented stocks, in certain economic environments smaller capitalization securities and/or value oriented securities may be purchased due to their return potential.

WHV utilizes a five-step investment process to arrive at the final portfolio. First, the relative attractiveness of 10 global economic sectors is analyzed. Top-down sector allocation is of primary importance. Sector weightings are based on upside potential and downside risk. Second, the potential of 67 industry groups is examined. Third, the attractiveness of 54 countries is analyzed. Country selection is of secondary importance relative to sector/industry selection and is a residual of the strategy's top down sector selection process. Fourth, a universe of foreign equity securities is researched. Particular attention is paid to growth oriented securities presenting future earnings growth potential. Lastly, a portfolio is constructed focusing on those economic sectors with potential for superior earnings growth.

WHV will sell a stock when it reaches relative over-valuation; the fundamentals of the sector/industry, region, country, or company indicate signs of deterioration; or concerns develop regarding specific company business risk, accounting or management.

WILLIAM BLAIR & COMPANY, LLC ("WILLIAM BLAIR") seeks companies that historically have had superior growth, profitability and quality relative to companies within the same industry worldwide, and that are expected to continue such performance. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons. William Blair will vary the geographic

                                  Laudus International MarketMasters Fund TM  21
diversification and types of securities based upon their continuous evaluation of economic, market and political trends throughout the world, by considering such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. William Blair will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development. Companies become candidates for sale if their long-term growth outlook is compromised or if management's actions alter the outlook or risk profile for the business.

The fund may buy and sell portfolio securities actively. In addition, one investment manager may purchase portfolio securities at the same time that another investment manager sells the same securities. As a result, the fund's portfolio turnover rate and transaction costs will rise, which may lower fund performance and increase the likelihood of capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

22  Laudus International MarketMasters Fund TM

                        International stock funds offer access to many foreign markets that can be difficult for individual investors to reach.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

FOREIGN INVESTMENT RISK. The fund's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.

EMERGING MARKETS RISK. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

LARGE- AND MID-CAP RISK. Certain of the risks of this fund are associated with its investments in the large- and mid-cap segments of the stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

                                  Laudus International MarketMasters Fund TM  23

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag those investments.

INVESTMENT STYLE RISK. The fund's investment managers may attempt to reduce the impact of the performance of any given investment style by investing in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.

MANAGEMENT RISK. As with all actively managed funds, the strategies of the fund's managers--its investment adviser and investment managers--may not achieve their desired results. For example, with value stocks, the market might fail to recognize the true worth of an undervalued company, or a manager might misjudge that worth. With growth stocks, whose prices depend largely on expectations of companies' future growth, a manager's expectations may prove to be unfounded.

MULTI-MANAGER RISK. Although CSIM monitors and seeks to coordinate the overall management of the fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, the fund's exposure to a given region, country, stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns or hedge against market declines. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

24  Laudus International MarketMasters Fund TM

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.


The after-tax figures:
- reflect the highest individual federal marginal income tax rate that applied during the period, but assume no state or local taxes

- are shown for one class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account


Keep in mind that future performance (both before and after taxes) may differ from past performance. Because the fund originally used a multi-fund strategy, its performance prior to June 3, 2002, does not reflect the fund's current strategy and may have been different if it did.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see the "Buying shares" section.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

       6.81   13.29   74.82   (14.42) (14.16) (18.32) 43.95   19.34   19.33   24.53

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 41.67% Q4 1999
WORST QUARTER: (21.09%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                       Since
                       1 year   5 years   10 years   inception
--------------------------------------------------------------
INVESTOR SHARES
  Before taxes         24.53     15.83     12.48       12.54 1
  After taxes on
    distributions      22.87     15.53     10.85       10.88 1
  After taxes on
    distributions and
    sale of shares     17.71     13.97     10.10       10.13 1

SELECT SHARES(R)
  Before taxes         24.70        --        --       20.33 2
MSCI EAFE INDEX        26.34     14.97      7.70        7.64 3

1 Inception: 10/16/96.

2 Inception: 4/2/04.

3 From: 10/16/96.

                                  Laudus International MarketMasters Fund TM  25

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

SHAREHOLDER FEES                                              INVESTOR   SELECT
  (% of transaction amount)                                    SHARES   SHARES(R)
--------------------------------------------------------------------------------
Redemption fee*                                                 2.00      2.00

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                 1.27      1.27
Distribution (12b-1) fees                                       None      None
Other expenses                                                  0.37      0.32
                                                              -----------------
Total annual operating expenses                                 1.64      1.59
Less expense reduction                                            --     (0.12)
                                                              -----------------
NET OPERATING EXPENSES**                                        1.64      1.47
                                                              -----------------

* Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have agreed to limit the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Investor Shares and Select Shares to 1.65% and 1.47%, respectively, through 2/27/08. "Net operating expenses" does not reflect custody credits received.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                          1 year              3 years              5 years              10 years
----------------------------------------------------------------------------------------------------
INVESTOR SHARES            $167                 $517                 $892                $1,944
SELECT SHARES              $150                 $490                 $854                $1,879

26  Laudus International MarketMasters Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-
INVESTOR SHARES                                          10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    16.78      13.58      11.95       8.74       10.80
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                                    0.13       0.06       0.02       0.03        0.10

  Net realized and unrealized gains or losses              3.98       3.16       1.65       3.18       (1.43)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          4.11       3.22       1.67       3.21       (1.33)

Less distributions:
  Dividends from net investment income                    (0.16)     (0.02)     (0.04)     (0.00) 1    (0.07)
  Distributions from net realized gains                      --         --         --         --       (0.66)
                                                         -----------------------------------------------------------------
  Total distributions                                     (0.16)     (0.02)     (0.04)     (0.00) 1    (0.73)
                                                         -----------------------------------------------------------------
Net asset value at end of period                          20.73      16.78      13.58      11.95        8.74
                                                         -----------------------------------------------------------------
Total return (%)                                          24.66      23.75      13.98      36.74      (13.65)


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                   1.57 2     1.65       1.65       1.65        0.99 3,4
  Gross operating expenses                                 1.64       1.74       1.89       1.92        1.32 4
  Net investment income                                    0.52       0.37       0.15       0.33        0.60

Portfolio turnover rate                                      90         53         69         99         158

Net assets, end of period ($ X 1,000,000)                 1,320        794        552        302         206

1 Per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 1.64% if custody credits had not been included.

3 The ratio of net operating expenses would have been 0.93% if certain non-routine expenses (proxy fees) had not been included.

4 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

                                  Laudus International MarketMasters Fund TM  27

FINANCIAL HIGHLIGHTS continued

                                                         11/1/05-   11/1/04-   4/2/04 1-
SELECT SHARES                                            10/31/06   10/31/05   10/31/04
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    16.81      13.61       13.64
                                                         -----------------------------------------------------------------

Income or loss from investment operations:
  Net investment income                                    0.19       0.08        0.02

  Net realized and unrealized gains or losses              3.96       3.17       (0.05)
                                                         -----------------------------------------------------------------
  Total income or loss from investment operations          4.15       3.25       (0.03)

Less distributions:
  Dividends from net investment income                    (0.19)     (0.05)         --
                                                         -----------------------------------------------------------------
Net asset value at end of period                          20.77      16.81       13.61
                                                         -----------------------------------------------------------------
Total return (%)                                          24.88      23.90       (0.22) 2


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses                                   1.39 3     1.47        1.47 4
  Gross operating expenses                                 1.60       1.68        1.86 4
  Net investment income                                    0.72       0.59        0.37 4

Portfolio turnover rate                                      90         53          69 2

Net assets, end of period ($ X 1,000,000)                   628        274          81

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 1.47% if custody credits had not been included.

4 Annualized.

28  Laudus International MarketMasters Fund TM

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $178 billion under management.

                  The investment adviser for the Laudus MarketMasters Funds TM is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R) and Laudus Funds TM. The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 10/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the Laudus MarketMasters Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/06, these fees were 0.81% for the Laudus U.S. MarketMasters Fund TM, 1.09% for the Laudus Small-Cap MarketMasters Fund TM and 1.27% for the Laudus International MarketMasters Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions, and are based on the fees that applied for that period. CSIM pays the investment managers out of the management fee it receives.

                  A discussion regarding the basis for the Board of Trustees' approval of each fund's investment advisory agreement and sub-advisory agreements is available in the funds' 2006 annual report, which covers the period of 11/1/05 through 10/31/06.

                  Subject to oversight by the funds' Board of Trustees, the investment adviser acts as the "manager of managers" for the funds and has overall responsibility for the management of the funds. The investment adviser may recommend the appointment of additional or replacement investment managers to the funds' Board of Trustees. The funds and the investment adviser have received exemptive relief from the SEC to permit the investment adviser and the funds to hire or terminate investment managers without shareholder approval, subject to certain conditions. One of the conditions requires approval by the Board of Trustees before any such hiring is implemented. In addition, the exemptive order currently prohibits the investment adviser from entering into sub-advisory agreements with affiliates of the investment adviser without shareholder approval. Within 90 days of the hiring of any new investment manager, the investment adviser will furnish shareholders of the affected fund with the required information about the new investment manager.

                  JEFFREY MORTIMER, CFA, senior vice president and chief investment officer-equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

                  CAROLINE LEE, a managing director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing sub-advisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each fund is available in the Statement of Additional Information.

30  Fund management

THE FUNDS' INVESTMENT MANAGERS

The table below shows each fund's current investment managers and the individuals who serve as portfolio managers for each investment manager's portion of fund assets.

LAUDUS U.S. MARKETMASTERS FUND TM

                                 YEAR FOUNDED/
                                 ASSETS UNDER
INVESTMENT MANAGER               MANAGEMENT
AND ADDRESS                      (AS OF 12/31/06)  PORTFOLIO MANAGER(S)      EMPLOYMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------------
GARDNER LEWIS ASSET              1990              W. Whitfield Gardner,     Began investment career in 1982.
MANAGEMENT L.P.                  $8.1 billion      Chairman and Chief        He founded Gardner Lewis in 1990.
285 Wilmington-West                                Executive Officer
Chester Pike
Chadds Ford, PA 19317
                                                   John L. Lewis, IV,        Began investment career in 1986.
                                                   President                 He founded Gardner Lewis in 1990.
--------------------------------------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.           1976              Robert M. Levy,           Began investment career in 1977.
Two North LaSalle                $68.5 billion     C.F.A., Chairman and      Joined Harris Associates in 1985.
Suite 500                                          Chief Investment Officer
Chicago, IL 60602-3790
--------------------------------------------------------------------------------------------------------------
TCW INVESTMENT                   1971              Susan I. Suvall,          Began investment career in 1981.
MANAGEMENT COMPANY               $31.2 billion     Group Managing Director   Joined TCW in 1985 as a Special
865 South Figueroa St.                                                       Situation Analyst, named to
Suite 1800                                                                   current position in 1998.
Los Angeles, CA 90017
                                                   Nicholas F. Galluccio,    Joined TCW in 1982 and has been a
                                                   Group Managing Director   Portfolio Manager with TCW since
                                                                             1984.
--------------------------------------------------------------------------------------------------------------

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

                                 YEAR FOUNDED/
                                 ASSETS UNDER
INVESTMENT MANAGER               MANAGEMENT
AND ADDRESS                      (AS OF 12/31/06)  PORTFOLIO MANAGER(S)      EMPLOYMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------------
THORNBURG INVESTMENT             1982              William V. Fries,         Began investment career in 1970.
MANAGEMENT, INC.                 $33.7 billion     C.F.A.,                   Joined Thornburg in 1995 as
119 East Marcy St.                                 Managing Director,        managing director and portfolio
Suite 202                                          Portfolio Manager         manager. His 30 years of
Santa Fe, NM 87501                                                           investment management experience
                                                                             includes an extended tenure as
                                                                             vice president of equities at
                                                                             USAA Investment Management
                                                                             Company. He was recognized with
                                                                             the Excellence in Fund Management
                                                                             Award by Business Week Magazine
                                                                             and Standard & Poor's in 2004 &
                                                                             2005.

                                                   Ed Maran, CFA,            Began investment career in 1993.
                                                   Portfolio Manager         Joined Thornburg in 2002 as
                                                                             Associate Portfolio Manager,
                                                                             named to current position in
                                                                             2006. Prior to joining Thornburg
                                                                             he was a Senior Analyst at USAA.

                                                   Connor Browne, CFA,       Joined Thornburg in 2001 as
                                                   Co-Portfolio Manager and  Associate Portfolio Manager,
                                                   Managing Director         named to current position in
                                                                             2006. He graduated Cum Laude from
                                                                             Princeton University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

32  Fund management

LAUDUS SMALL-CAP MARKETMASTERS FUND TM

                              YEAR FOUNDED/
                              ASSETS UNDER
INVESTMENT MANAGER            MANAGEMENT
AND ADDRESS                   (AS OF 12/31/06)  PORTFOLIO MANAGER(S)      EMPLOYMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------------
TAMRO CAPITAL PARTNERS, LLC   2000              Philip D. Tasho, CFA,     Began investment career in 1980. Co-
1660 Duke Street              $638.8 million    President and Chief       founded TAMRO in 2000. From 1995 to
Suite 200                                       Investment Officer;       2000, Chairman, Chief Executive
Alexandria, VA 22314                            primarily responsible     Officer and Chief Investment Officer
                                                for the day-to-day        of Riggs Investment Management Co.
                                                management                (RIMCO).

                                                Warren M. Gump, CFA,      After obtaining his M.B.A. from
                                                Equity Analyst            Emory University in 1997, he joined
                                                                          Schroder & Co. in New York as an
                                                                          Associate following the lodging
                                                                          industry with a top-ranked
                                                                          Institutional Investor Analyst.
                                                                          Warren subsequently worked at the
                                                                          Motley Fool. Warren left the Motley
                                                                          Fool and joined TAMRO in 2000. In
                                                                          2005 he left TAMRO to be an
                                                                          independent portfolio manager and
                                                                          rejoined the TAMRO team in 2007. His
                                                                          experience also includes positions
                                                                          with Bank of America's Credit Policy
                                                                          Group and First Union Capital
                                                                          Markets.

                                                Timothy A. Holland, CFA,  Began investment career in 2000 at
                                                Senior Equity Analyst     Manley Asset Management, L.P. Joined
                                                                          TAMRO in 2005.

                                                Ronald G. Whitley,        Began investment career in 1996 at
                                                Equity Analyst            IFG Network Securities. From 1995 to
                                                                          2000, Accountant at PhotoAssist
                                                                          dealing with 401k, corporate and
                                                                          other investment-related accounts.
                                                                          From 2000 to 2003 working as a
                                                                          consultant/trainer to corporations
                                                                          for both enterprise software and
                                                                          systems integration. From 2003 to
                                                                          2005, working to obtain MBA in
                                                                          Finance from Indiana University's
                                                                          Kelley School of Business where he
                                                                          was President of the MBA Investment
                                                                          Club and the student leader of the
                                                                          Investment Management Academy.
                                                                          Joined TAMRO in 2005.

--------------------------------------------------------------------------------------------------------------

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

                              YEAR FOUNDED/
                              ASSETS UNDER
INVESTMENT MANAGER            MANAGEMENT
AND ADDRESS                   (AS OF 12/31/06)  PORTFOLIO MANAGER(S)      EMPLOYMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------------
TCW INVESTMENT                1971              Susan I. Suvall, Group    Began investment career in 1981.
MANAGEMENT COMPANY            $31.2 billion     Managing Director         Joined TCW in 1985 as a Special
865 South Figueroa St.                                                    Situation Analyst, named to current
Suite 1800                                                                position in 1998.
Los Angeles, CA 90017

                                                Nicholas F. Galluccio,    Joined TCW in 1982 and has been a
                                                Group Managing Director   Portfolio Manager with TCW since
                                                                          1984.

--------------------------------------------------------------------------------------------------------------
TOCQUEVILLE ASSET             1985              P. Drew Rankin, Senior    Mr. Rankin manages separate accounts
MANAGEMENT LP                 $5.8 billion      Managing Director         for institutional clients following
40 W 57th Street                                                          U.S. small cap and healthcare
New York, NY 10019                                                        strategies. He is a member of the
                                                                          Investment Committee and a Director
                                                                          of Tocqueville Management Corp., the
                                                                          General Partner. Mr. Rankin began
                                                                          his career in 1970 at Irving Trust
                                                                          Company, where he was a Healthcare
                                                                          analyst and Senior Manager of Trust
                                                                          Investments. In 1982, he joined the
                                                                          Columbia University Endowment Fund
                                                                          as Value Portfolio Manager and
                                                                          Healthcare analyst. In 1986, Mr.
                                                                          Rankin co-founded Personal Business
                                                                          Management Group, a private
                                                                          investment firm and family office.
                                                                          He joined Tocqueville as a Senior
                                                                          Partner in 1994. Mr. Rankin has a BS
                                                                          degree from Pennsylvania State
                                                                          University and an MBA from New York
                                                                          University.

                                                Allen Huang CFA, Senior   Mr. Huang has nine years of
                                                Equity Analyst, and Co-   investment experience including five
                                                Manager                   with Tocqueville. Prior to joining
                                                                          Tocqueville, he spent three years as
                                                                          an Analyst and Corporate Controller
                                                                          overseeing venture capital
                                                                          investments in broadband
                                                                          infrastructure entities at Lotus
                                                                          Pacific, Inc. Mr. Huang holds an MBA
                                                                          from Brigham Young University and a
                                                                          BA from Denison University. He is a
                                                                          CFA charter holder.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

34  Fund management

                              YEAR FOUNDED/
                              ASSETS UNDER
INVESTMENT MANAGER            MANAGEMENT
AND ADDRESS                   (AS OF 12/31/06)  PORTFOLIO MANAGER(S)      EMPLOYMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------------
                                                Doug Adams, Managing      Mr. Adams has 30 years of investment
                                                Director, and Co-         experience and joined Tocqueville in
                                                Manager                   2004. Prior to joining Tocqueville,
                                                                          he spent eight years at Davenport as
                                                                          Director of National Research and
                                                                          also served as a healthcare analyst
                                                                          and a member of Davenport's
                                                                          Investment Policy Committee. Mr.
                                                                          Adams holds a BA degree in Economics
                                                                          from Washington and Lee University.
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN              1939              David H. Burshtan,        David Burshtan is a portfolio
MANAGEMENT INC.               $129.1 billion    Vice President            manager on the Growth Equity team.
605 Third Avenue                                                          He joined the firm in 2002.
New York, NY 10158                                                        Previously, he held portfolio
                                                                          manager and analyst positions at
                                                                          Northern Trust, Scudder-Kemper
                                                                          Investments and Texas Commerce Bank.
                                                                          He began his investment career in
                                                                          1998 as an analyst at Rotan Mosle.
                                                                          David graduated from Brown
                                                                          University with a B.A. and received
                                                                          an M.B.A. from the University of
                                                                          Chicago.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

LAUDUS INTERNATIONAL MARKETMASTERS FUND TM

                              YEAR FOUNDED/
                              ASSETS UNDER
INVESTMENT MANAGER            MANAGEMENT
AND ADDRESS                   (AS OF 12/31/06)  PORTFOLIO MANAGER(S)      EMPLOYMENT EXPERIENCE
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY GLOBAL       1958              Federico Laffan,          Began investment career in 1997.
INVESTMENT MANAGEMENT, INC.   $103.2 billion    Vice President and        Joined American Century in 2001 as a
666 Third Avenue                                Portfolio Manager         Senior Investment Analyst, named to
23rd Floor                                                                current position in 2004. From 1997-
New York, NY 10017                                                        2001, International Equity Portfolio
                                                                          Manager, Warburg Pincus/Credit Suisse
                                                                          Asset Management.

                                                Trevor Gurwich,           Rejoined the team that manages
                                                Vice President and        International Small Cap Strategy in
                                                Portfolio Manager         August 2005. He previously was a
                                                                          member of the team from June 2001
                                                                          until January 2004. From January 2004
                                                                          to August 2005, he was a member of
                                                                          the global growth investment team. He
                                                                          joined American Century in July 1998
                                                                          and became a portfolio manager in
                                                                          March 2001.

                                                Mark S. Kopinski,         Has been a member of the team that
                                                Senior Vice President     manages International Small-Mid Cap
                                                and Senior Portfolio      Strategy since rejoining American
                                                Manager                   Century in April 1997 as a portfolio
                                                                          manager.

                                                Brian Brady,              Has been a member of the team that
                                                Vice President and        manages International Small-Mid Cap
                                                Portfolio Manager         Strategy since joining American
                                                                          Century in June 1994. He became a
                                                                          portfolio manager in November 1998.
---------------------------------------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.        1976              David G. Herro, C.F.A.,   Began investment career in 1986.
Two North LaSalle             $68.5 billion     Partner, Chief            Joined Harris Associates in 1992.
Suite 500                                       Investment Officer,
Chicago, IL 60602-3790                          International Equities
                                                and Portfolio Manager

                                                Chad M. Clark, C.F.A.,    Began investment career in 1995.
                                                Partner, Analyst and      Joined Harris Associates in 1995.
                                                Portfolio Manager
---------------------------------------------------------------------------------------------------------------
MONDRIAN INVESTMENT           1990              Ormala Krishnan, Senior   Began investment career in 1993.
PARTNERS LIMITED              $53 billion       Portfolio Manager         Joined Mondrian in May 2000 as a
Fifth Floor                                     primarily responsible     portfolio manager, emerging markets.
10 Gresham Street                               for day-to-day            Named to current position in 2003 and
London EC2V 7JD                                 management and            currently heads the international
                                                investment decisions.     small capitalization team.
---------------------------------------------------------------------------------------------------------------

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

36  Fund management

                              YEAR FOUNDED/
                              ASSETS UNDER
INVESTMENT MANAGER            MANAGEMENT
AND ADDRESS                   (AS OF 12/31/06)  PORTFOLIO MANAGER(S)      EMPLOYMENT EXPERIENCE
---------------------------------------------------------------------------------------------------------------
WENTWORTH, HAUSER AND         1937              Richard K. Hirayama       Began investment career in 1969.
VIOLICH, INC.                 $9.0 billion      Senior Vice President,    Joined WHV in 1990. Developed the WHV
353 Sacramento Street                           Managing Director,        International Equity strategy in
Suite 600                                       Portfolio Manager and     1995.
San Francisco, CA 94111                         Security

                                                Laura M. Albers           Joined WHV in 1998 as a Portfolio
                                                Vice President            Accountant, was promoted to
                                                                          Operations Officer in 2000 and named
                                                                          to her current position in 2001.
---------------------------------------------------------------------------------------------------------------
WILLIAM BLAIR & COMPANY, LLC  1935              W. George Greig,          Began investment career in 1979.
222 West Adams St.            $42.9 billion     Principal, International  Joined William Blair in 1996.
Chicago, IL 60606                               Equity Portfolio Manager

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund is available in the Statement of Additional Information.

                  INVESTING IN THE FUNDS

                  On the following pages, you will find information on buying, selling and exchanging shares. Shareholders cannot place orders directly with the funds. Shareholders invest in the funds through an intermediary. Orders may be placed through your brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the funds. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

PLACING ORDERS

The information on these pages outlines how you can place "good orders," which are orders made in accordance with a fund's policies to buy, sell, or exchange shares of a fund.

Your intermediary, including Schwab, may impose different or additional conditions than the funds on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The funds are not responsible for the failure of your intermediary to carry out its responsibilities.

Schwab, the investment adviser and their affiliates may pay certain intermediaries or their third party administrators for performing shareholder, recordkeeping, administrative, accounting, transfer agency or other services for their customers. In addition, Schwab, the investment adviser and their affiliates may pay certain intermediaries for providing distribution, marketing, promotional or other related services. The payments described by this paragraph may be substantial but are paid by Schwab, the investment adviser and their affiliates, not by a fund or its shareholders.

BUYING SHARES

To purchase shares of the funds, place your orders through your Schwab account or through an account at another intermediary.

INVESTMENT MINIMUMS

CHOOSE A FUND, AND CHOOSE A SHARE CLASS IF APPLICABLE. Your choice may depend on the amount of your investment. The funds offer two share classes. The Select Shares have lower expenses than the Investor Shares. You may convert your Investor Shares into Select Shares at any time if your account balance in the fund is at least $50,000. As discussed below, you must contact your intermediary to request an interclass exchange of your Investor Shares for Select Shares--conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares, the funds reserve the right to redeem your shares. Select Shares may not be available through intermediaries other than Schwab.

SHARE CLASS      MINIMUM INITIAL INVESTMENT             MINIMUM BALANCE
-----------------------------------------------------------------------
INVESTOR SHARES  $100                                   NONE

SELECT           $50,000                                $40,000
  SHARES(R)

Certain investment managers, including CSIM and managers in Schwab Institutional, may aggregate the investments of their underlying customer accounts for purposes of meeting the Select Shares initial minimum investment and minimum balance requirements.

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan account. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain other investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

DISTRIBUTION OPTIONS

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
-----------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are
                       invested automatically in shares of your fund or
                       share class, as applicable.

CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested in shares of your fund or share class, as applicable.

CASH You receive payment for all dividends and capital gain distributions.

METHODS FOR PLACING ORDERS

PLACE YOUR ORDER. Shareholders may not place orders directly with the funds. Please contact your intermediary to learn how to place orders.

40  Investing in the funds

SELLING AND EXCHANGING SHARES

To redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares.

When selling or exchanging shares, you should be aware of the following fund policies:

- The funds may take up to seven days to pay sale proceeds.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

- Exchange orders are limited to other Schwab Funds(R) or Laudus MarketMasters Funds TM that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

--------------------------------------------------------------------------------
THE FUNDS RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's or share class' investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A fund calculates the share price for each of its share classes each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a fund in good order on or prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

When you place an order, please consult with your intermediary to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your intermediary. However, some intermediaries, such as Schwab, may arrange with a fund for you to receive the share price next calculated after your intermediary has received your order. Some intermediaries may require that they receive orders prior to a specified cut-off time.

In valuing their securities, the funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Shareholders of the Laudus International MarketMasters Fund TM should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively "market timing"). Market timing may adversely impact a fund's performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund's shares.

Each fund's Board of Trustees has adopted policies and procedures that are designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: trade activity monitoring; redemption fees; and fair value pricing. Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, these methods (other than redemption fees) are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund's long-term shareholders. Each fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

42  Investing in the funds

The funds may also defer to an intermediary's frequent trading policies with respect to those shareholders who invest in the funds through such intermediary. The funds will defer to an intermediary's policies only after the funds determine that the intermediary's frequent trading policies adequately protect fund shareholders. Transactions by fund shareholders investing through such intermediaries will be subject to the restrictions of the intermediary's frequent trading policies, which may differ from those of the funds. Shareholders should consult with their intermediaries to determine the frequent trading restrictions that apply to their fund transactions.

TRADE ACTIVITY MONITORING. Each fund, through its service providers, maintains trade activity monitoring procedures with respect to the purchase, sale and exchange of fund shares. This process involves reviewing transactions that exceed certain monetary thresholds within specified time intervals. Trading activity identified by these factors, or from other information then available (such as the actual trading pattern or dollar amount of the transactions), will be evaluated to determine whether such activity is detrimental to the fund.

If, as a result of this trade activity monitoring, a fund believes that a shareholder has engaged in market timing, it may, in its sole discretion, request the shareholder to stop such market timing activities or refuse to process purchases or exchanges in the shareholder's account. Each fund specifically reserves the right to reject any purchase or exchange orders by any investor or group of investors indefinitely for any reason. Transactions placed in contravention of a fund's market timing policies are not necessarily deemed accepted by the fund and may be canceled or revoked by the fund on the next business day following receipt by the fund.

Fund shares may be held through 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers' investments in one account and to purchase, redeem and exchange fund shares without the identity of a particular customer being known to a fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the funds' market timing policies. As a result, a fund cannot assure that its policies will be enforced with regard to fund shares held through such omnibus arrangements. While each fund may monitor share turnover at the omnibus account level, a fund's ability to monitor and detect market timing by particular shareholders in these omnibus accounts is limited, and, therefore, the fund may not be able to determine whether trading by these shareholders is contrary to the fund's market timing policies.

REDEMPTION FEES. The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days, as detailed below, of the purchase date. The funds impose the redemption fees in an effort to deter short-term trading, to facilitate efficient fund management, to minimize the impact on fund performance and to offset fund transaction costs and other expenses. Each fund charges a redemption fee of 2.00% on shares sold or exchanged

30 days or less after purchasing them. These fees may be imposed to the extent the shares redeemed exceed the number of shares that have been held more than the specified number of days. Each fund treats shares that have been held the longest as being redeemed first and shares that have been held the shortest as being redeemed last. Fund shares purchased with reinvested dividends are not subject to redemption fees. Each fund retains the redemption fees for the benefit of the remaining shareholders. There is no redemption fee when you exchange between share classes of the same fund.

As noted above, the fund shares may be held in omnibus accounts by financial intermediaries. Currently, only certain intermediaries have the systems capability to collect the redemption fees on behalf of the fund. Even intermediaries that do have the capability may use criteria and methods for tracking, applying and calculating the fees that are different from those of a fund or may be unwilling to collect the fees. As such, a fund may not be able to collect redemption fees through these intermediaries. Each fund notifies all financial intermediaries of its policy and will encourage all financial intermediaries to develop the capability to begin collecting the redemption fees from all of their customers that invest in the fund.

Each fund reserves the right to waive its redemption fee if the fund or its service providers believe that such waivers are consistent with the best interests of the fund and its long-term shareholders. For example, the redemption fees may not be assessed in the following non-exclusive list of transactions: redemptions by tax-advantaged retirement plans; redemptions by certain fee-based or wrap programs; redemptions pursuant to rebalancing programs or systematic withdrawal plans established with the fund or financial intermediaries; redemptions by charitable giving funds; redemptions by registered investment companies; and redemptions initiated by the fund. Each fund also reserves the right to modify or eliminate the redemption fees or waivers at any time.

FAIR VALUE PRICING. The Board of Trustees has adopted procedures to fair value each fund's securities when market prices are not "readily available" or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a fund's portfolio holdings and the net asset value of the fund's shares, and seeks to ensure that the prices at which the fund's shares are purchased and redeemed are

44  Investing in the funds
fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each fund makes fair value determinations in good faith in accordance with the fund's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

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MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS.

Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
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DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each fund's year-end distribution, if any, may be made available on the fund's website: www.schwab.com/schwabfunds.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another Schwab Fund or another Laudus MarketMasters Fund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE LAUDUS INTERNATIONAL MARKETMASTERS FUND TM MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

46  Investing in the funds

NOTES

NOTES

                                                             [LAUDUS FUNDS LOGO]
PROSPECTUS

February 28, 2007
As amended July 2, 2007

                                                    COMMAND PERFORMANCE TM

LAUDUS MARKETMASTERS FUNDS TM

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab at 1-800-435-4000. In addition, you may visit www.schwab.com/marketmasters for a free copy of a prospectus, SAI, or an annual or semi-annual report.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Laudus MarketMasters Funds 811-7704
REG23308FLT-15

                                                             [LAUDUS FUNDS LOGO]
PROSPECTUS

February 28, 2007
As amended July 2, 2007

                                                    COMMAND PERFORMANCE TM

LAUDUS MARKETMASTERS FUNDS TM

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab at 1-800-435-4000. In addition, you may visit www.schwab.com/marketmasters for a free copy of a prospectus, SAI, or an annual or semi-annual report.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Laudus MarketMasters Funds 811-7704
REG23308FLD-15

                                                             [LAUDUS FUNDS LOGO]
PROSPECTUS

February 28, 2007
As amended July 2, 2007

                                                    COMMAND PERFORMANCE TM

LAUDUS MARKETMASTERS FUNDS TM

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab at 1-800-435-4000. In addition, you may visit www.schwab.com/marketmasters for a free copy of a prospectus, SAI, or an annual or semi-annual report.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Laudus MarketMasters Funds 811-7704

[LAUDUS FUNDS LOGO]

P.O. Box 3812
Englewood, CO 80155-3812

REG23308WRP-15